Accounting policies (Policies)	12 Months Ended
Dec. 31, 2017
Accounting policies
Foreign currency transactions

a)    Foreign currency transactions

i.Presentation currency

The Bank’s functional and presentation currency is the euro. Also, the presentation currency of the Group is the euro.

ii.Translation of foreign currency balances

Foreign currency balances are translated to euros in two consecutive stages:

-	Translation of foreign currency to the functional currency (currency of the main economic environment in which the entity operates); and
-	Translation to euros of the balances held in the functional currencies of entities whose functional currency is not the euro.

Translation of foreign currency to the functional currency

Foreign currency transactions performed by consolidated entities (or entities accounted for using the equity method) not located in European Monetary Union (“EMU”) countries are initially recognized in their respective currencies. Monetary items in foreign currency are subsequently translated to their functional currencies using the closing rate.

Furthermore:

-	Non-monetary items measured at historical cost are translated to the functional currency at the exchange rate at the date of acquisition.
-	Non-monetary items measured at fair value are translated at the exchange rate at the date when the fair value was determined.
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Income and expenses are translated at the average exchange rates for the year for all the transactions performed during the year. When applying this criterion, the Group considers whether there have been significant changes in the exchange rates in the year which, in view of their materiality with respect to the consolidated financial statements taken as a whole, would make it necessary to use the exchange rates at the transaction date rather than the aforementioned average exchange rates.

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The balances arising from non-hedging forward foreign currency/foreign currency and foreign currency/euro purchase and sale transactions are translated at the closing rates prevailing in the forward foreign currency market for the related maturity.

Translation of functional currencies to euros

The balances in the financial statements of consolidated entities (or entities accounted for using the equity method) whose functional currency is not the euro are translated to euros as follows:

-	Assets and liabilities, at the closing rates.
-	Income and expenses, at the average exchange rates for the year.
-	Equity items, at the historical exchange rates.

iii.Recognition of exchange differences

The exchange differences arising on the translation of foreign currency balances to the functional currency are generally recognized at their net amount under Exchange differences in the consolidated income statement, except for exchange differences arising on financial instruments at fair value through profit or loss, which are recognized in the consolidated income statement without distinguishing them from other changes in fair value, and for exchange differences arising on non-monetary items measured at fair value through equity, which are recognized under Other comprehensive income--Items that may be reclassified to profit or loss--Exchange differences.

The exchange differences arising on the translation to euros of the financial statements denominated in functional currencies other than the euro are recognized in Other comprehensive income--Items that may be reclassified to profit or loss--Exchange differences in the consolidated balance sheet, whereas those arising on the translation to euros of the financial statements of entities accounted for using the equity method are recognized in equity under Other comprehensive income--Items that may be reclassified to profit or loss and Items not reclassified to profit or loss--Other recognized income and expense of investments in subsidiaries, joint ventures and associates, until the related item is derecognized, at which time they are recognized in profit or loss.

Exchange differences arising on actuarial gains or losses when converting to euros the financial statements denominated in the functional currencies of entities whose functional currency is different from the euro are recognized under equity--Other comprehensive income--Items not reclassified to profit or loss--Actuarial gains or (-) losses on defined benefit pension plans.

iv.Entities located in hyperinflationary economies

At December 31, 2017, 2016 and 2015 none of the functional currencies of the consolidated entities and associates located abroad related to hyperinflationary economies as defined by International Financial Reporting Standards as adopted by the European Union. Accordingly, at the end of the last three reporting periods it was not necessary to adjust the financial statements of any of the consolidated entities or associates to correct for the effect of inflation.

v.Exposure to foreign currency risk

The Group hedges a portion of its long-term foreign currency positions using foreign exchange derivative financial instruments (see Note 36). Also, the Group manages foreign currency risk dynamically by hedging its short-term position (with a potential impact on profit or loss) in order to limit the impact of currency depreciations while optimizing the cost of financing the hedges.

The following tables show the sensitivity of consolidated profit and consolidated equity to the changes in the foreign currency positions resulting from all the Group’s foreign currency items caused by 1% variations in the various foreign currencies in which the Group has material balances.

The estimated effect on the consolidated equity attributable to the Group and on consolidated profit of a 1% appreciation of the euro against the corresponding currency is as follows:

	Millions of euros
	Effect on consolidated equity			Effect on consolidated profit
Currency	2017	2016	2015	2017	2016	2015

U.S. dollar	(157.9)	(187.1)	(167.2)	(1.4)	(4.5)	(8.7)
Chilean peso	(29.0)	(27.9)	(23.7)	(1.8)	(4.2)	(5.0)
Pound sterling	(176.6)	(184.9)	(194.2)	(3.1)	(10.0)	(13.0)
Mexican peso	(16.0)	(16.2)	(19.7)	(1.2)	(5.4)	(5.9)
Brazilian real	(93.1)	(122.3)	(93.1)	(6.5)	(6.3)	(13.6)
Polish zloty	(34.5)	(31.5)	(32.8)	(1.5)	(3.3)	(3.9)

Similarly, the estimated effect on the Group’s consolidated equity and on consolidated profit of a 1% depreciation of the euro against the corresponding currency is as follows:

	Millions of euros
	Effect on consolidated equity			Effect on consolidated profit
Currency	2017	2016	2015	2017	2016	2015

U.S. dollar	161.1	190.8	170.5	1.5	4.5	8.8
Chilean peso	29.6	28.4	24.1	1.8	4.3	5.1
Pound sterling	180.2	188.7	198.2	3.2	10.2	13.2
Mexican peso	16.3	16.5	20.1	1.2	5.5	6.0
Brazilian real	95.0	124.7	94.9	6.6	6.5	13.8
Polish zloty	35.2	32.1	33.4	1.5	3.3	4.0

The foregoing data were obtained as follows:

a.

Effect on consolidated equity: in accordance with the accounting policy detailed in Note 2.a.iii, the exchange differences arising on the translation to euros of the financial statements in the functional currencies of the Group entities whose functional currency is not the euro are recognized in consolidated equity. The possible effect that a change in the exchange rates of the related currency would have on the Group’s consolidated equity was therefore determined by applying the aforementioned change to the net value of each unit’s assets and liabilities -including, where appropriate, the related goodwill- and by taking into consideration the offsetting effect of the hedges of net investments in foreign operations.

b.

Effect on consolidated profit: the effect was determined by applying the fluctuations in the average exchange rates used for the year, as indicated in Note 2.a.ii, to translate to euros the income and expenses of the consolidated entities whose functional currency is not the euro, taking into consideration, where appropriate, the offsetting effect of the various hedging transactions in place.

The estimates used to obtain the foregoing data were performed considering the effects of the exchange rate fluctuations in isolation from the effect of the performance of other variables whose changes would affect equity and profit or loss, such as variations in the interest rates of the reference currencies or other market factors. Accordingly, all variables other than the exchange rate fluctuations were kept constant with respect to their positions at December 31, 2017, 2016 and 2015.

Basis of consolidation

b)Basis of consolidation

i.Subsidiaries

Subsidiaries are defined as entities over which the Bank has the capacity to exercise control. The Bank controls an entity when it is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.

The financial statements of the subsidiaries are fully consolidated with those of the Bank. Accordingly, all balances and effects of the transactions between consolidated companies are eliminated on consolidation.

On acquisition of control of a subsidiary, its assets, liabilities and contingent liabilities are recognized at their acquisition-date fair values. Any positive differences between the acquisition cost and the fair values of the identifiable net assets acquired are recognized as goodwill (See Note 17). Negative differences are recognized in profit or loss on the date of acquisition.

Additionally, the share of third parties of the Group’s equity is presented under Non-controlling interests in the consolidated balance sheet (See Note 28). Their share of the profit for the year is presented under Profit attributable to non-controlling interests in the consolidated income statement.

The results of subsidiaries acquired during the year are included in the consolidated income statement from the date of acquisition to year-end. Similarly, the results of subsidiaries for which control is lost during the year are included in the consolidated income statement from the beginning of the year to the date of disposal.

At December 31, 2017 the Group controlled the following companies in which it held an ownership interest of less than 50% of the share capital, (i) Luri 1, S.A. and (ii) Luri 2, S.A, also the structured consolidated entities. The percentage ownership interests in the aforementioned companies were 31% and 30%, respectively (See Appendix I). Although the Group holds less than half the voting power, it manages and, as a result, exercises control over these entities. The company object of the first two entities is the acquisition of real estate and other general operations relating thereto, including rental, and the purchase and sale of properties. The impact of the consolidation of these companies on the Group’s consolidated financial statements is immaterial.

The Appendices contain significant information on the subsidiaries.

ii.Interests in joint ventures

Joint ventures are deemed to be entities that are not subsidiaries but which are jointly controlled by two or more unrelated entities. This is evidenced by contractual arrangements whereby two or more parties have interests in entities so that decisions about the relevant activities require the unanimous consent of all the parties sharing control.

In the consolidated financial statements, investments in joint ventures are accounted for using the equity method, i.e. at the Group’s share of net assets of the investee, after taking into account the dividends received therefrom and other equity eliminations. The profits and losses resulting from transactions with a joint venture are eliminated to the extent of the Group’s interest therein.

The Appendices contain significant information on the joint ventures.

iii.Associates

Associates are entities over which the Bank is in a position to exercise significant influence, but not control or joint control. It is presumed that the Bank exercises significant influence if it holds 20% or more of the voting power of the investee.

In the consolidated financial statements, investments in associates are accounted for using the equity method, i.e. at the Group’s share of net assets of the investee, after taking into account the dividends received therefrom and other equity eliminations. The profits and losses resulting from transactions with an associate are eliminated to the extent of the Group’s interest in the associate.

There are certain investments in entities which, although the Group owns 20% or more of their voting power, are not considered to be associates because the Group is not in a position to exercise significant influence over them. These investments are not significant for the Group and are recognized under Financial assets available-for-sale.

The Appendices contain significant information on the associates.

iv.Structured entities

When the Group incorporates entities, or holds ownership interests therein, to enable its customers to access certain investments, or for the transfer of risks or other purposes (also called structured entities since the voting or similar power is not a key factor in deciding who controls the entity), the Group determines, using internal criteria and procedures and taking into consideration the applicable legislation, whether control (as defined above) exists and, therefore, whether these entities should be consolidated. Specifically, for those entities to which this policy applies (mainly investment funds and pension funds), the Group analyses the following factors:

-	Percentage of ownership held by the Group; 20% is established as the general threshold.
-	Identification of the fund manager, and verification as to whether it is a company controlled by the Group since this could affect the Group’s ability to direct the relevant activities.
-	Existence of agreements between investors that might require decisions to be taken jointly by the investors, rather than by the fund manager.
-

Existence of currently exercisable removal rights (possibility of removing the manager from his position), since the existence of such rights might limit the manager’s power over the fund, and it may be concluded that the manager is acting as an agent of the investors.

-

Analysis of the fund manager’s remuneration regime, taking into consideration that a remuneration regime that is proportionate to the service rendered does not, generally, create exposure of such importance as to indicate that the manager is acting as the principal. Conversely, if the remuneration regime is not proportionate to the service rendered, this might give rise to an exposure that would lead the Group to a different conclusion.

These structured entities also include the securitization special purpose vehicles (“SPV”), which are consolidated in the case of the SPVs over which, being exposed to variable yield, it is considered that the Group continues to exercise control.

The exposure associated with unconsolidated structured entities are not material with respect to the Group’s consolidated financial statements.

v.Business combinations

A business combination is the bringing together of two or more separate entities or economic units into one single entity or group of entities.

Business combinations whereby the Group obtains control over an entity are recognized for accounting purposes as follows:

-

The Group measures the cost of the business combination, which is normally the consideration transferred, defined as the acquisition-date fair values of the assets transferred, the liabilities incurred to the former owners of the acquiree and the equity instruments issued, if any, by the acquirer. In cases where the amount of the consideration to be transferred has not been definitively established at the acquisition date, but rather depends on future events, any contingent consideration is recognized as part of the consideration transferred and measured at its acquisition-date fair value. Moreover, acquisition-related costs do not for these purposes form part of the cost of the business combination.

-

The fair values of the assets, liabilities and contingent liabilities of the acquired entity or business, including any intangible assets which might not have been recognized by the acquiree, are estimated and recognized in the consolidated balance sheet; the Group also estimates the amount of any non-controlling interests and the fair value of the previously held equity interest in the acquiree.

-

Any positive difference between the aforementioned items is recognized as discussed in Note 2.m. Any negative difference is recognized under negative goodwill recognized in the consolidated income statement.

Goodwill is only measured and recognized once, when control of a business is obtained.

vi.Changes in the levels of ownership interests in subsidiaries

Acquisitions and disposals not giving rise to a change in control are recognized as equity transactions, and no gain or loss is recognized in the income statement and the initially recognized goodwill is not remeasured. The difference between the consideration transferred or received and the decrease or increase in non-controlling interests, respectively, is recognized in reserves.

Similarly, when control over a subsidiary is lost, the assets, liabilities and non-controlling interests and any other items recognized in Other Comprehensive income of that company are derecognized from the consolidated balance sheet, and the fair value of the consideration received and of any remaining equity interest is recognized. The difference between these amounts is recognized in profit or loss.

vii.Acquisitions and disposals

Note 3 provides information on the most significant acquisitions and disposals in the last three years.

Definitions and classification of financial instruments

c)Definitions and classification of financial instruments

i.Definitions

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

An equity instrument is a contract that evidences a residual interest in the assets of the issuing entity after deducting all of its liabilities.

A financial derivative is a financial instrument whose value changes in response to the change in an observable market variable (such as an interest rate, foreign exchange rate, financial instrument price, market index or credit rating), whose initial investment is very small compared with other financial instruments with a similar response to changes in market factors, and which is generally settled at a future date.

Hybrid financial instruments are contracts that simultaneously include a non-derivative host contract together with a derivative, known as an embedded derivative, that is not separately transferable and has the effect that some of the cash flows of the hybrid contract vary in a way similar to a stand-alone derivative.

Compound financial instruments are contracts that simultaneously create for their issuer a financial liability and an own equity instrument (such as convertible bonds, which entitle their holders to convert them into equity instruments of the issuer).

The preference shares contingently convertible into ordinary shares eligible as Additional Tier 1 capital (“CCPSs”) -perpetual preference shares, which may be repurchased by the issuer in certain circumstances, the interest on which is discretionary, and would convert into a variable number of newly issued ordinary shares if the capital ratio of the Bank or its consolidated group falls below a given percentage (trigger event), as those two terms are defined in the related issue prospectuses- are recognized for accounting purposes by the Group as compound instruments. The liability component reflects the issuer’s obligation to deliver a variable number of shares and the equity component reflects the issuer’s discretion in relation to the payment of the related coupons. In order to effect the initial allocation, the Group estimates the fair value of the liability as the amount that would have to be delivered if the trigger event were to occur immediately and, accordingly, the equity component, calculated as the residual amount, is zero. In view of the aforementioned discretionary nature of the payment of the coupons, they are deducted directly from equity.

Capital perpetual preference shares (“CCPSs”), with the possibility of purchase by the issuer in certain circumstances, whose remuneration is discretionary, and which will be amortized permanently, totally or partially, in the event that the Bank or its consolidated group submits a capital ratio lesser than a certain percentage (trigger event), as defined in the corresponding prospectuses, are accounted for by the Group as equity instruments.

The following transactions are not treated for accounting purposes as financial instruments:

- Investments in associates and joint ventures (see Note 13).
- Rights and obligations under employee benefit plans (see Note 25).
- Rights and obligations under insurance contracts (see Note 15).
- Contracts and obligations relating to employee remuneration based on own equity instruments (see Note 34).

ii.Classification of financial assets for measurement purposes

Financial assets are initially classified into the various categories used for management and measurement purposes, unless they have to be presented as Non-current assets held for sale or they relate to Cash, cash balances at Central Banks and other deposits on demand, Changes in the fair value of hedged items in portfolio hedges of interest rate risk (asset side), Hedging derivatives and Investments, which are reported separately.

Financial assets are included for measurement purposes in one of the following categories:

-

Financial assets held for trading (at fair value through profit or loss): This category includes financial assets acquired for the purpose of generating a profit in the near term from fluctuations in their prices and financial derivatives that are not designated as hedging instruments.

-

Financial assets designated at fair value through profit or loss: This category includes hybrid financial assets not held for trading that are measured entirely at fair value and financial assets not held for trading that are included in this category in order to provide more relevant information, either because this eliminates or significantly reduces recognition or measurement inconsistencies (accounting mismatches) that would otherwise arise from measuring assets or liabilities or recognizing the gains or losses on them on different bases, or because a group of financial assets or financial assets and liabilities is managed and its performance is evaluated on a fair value basis, in accordance with a documented risk management or investment strategy, and information about the group is provided on that basis to the Group’s key management personnel. Financial assets may only be included in this category on the date they are acquired or originated.

-

Financial assets available-for-sale: This category includes debt instruments not classified as Held-to-maturity investments, Loans and receivables or Financial assets at fair value through profit or loss, and equity instruments issued by entities other than subsidiaries, associates and joint ventures, provided that such instruments have not been classified as Financial assets held for trading or as Financial assets designated at fair value through profit or loss.

-

Loans and receivables: This category includes the investment arising from ordinary lending activities, such as the cash amounts of loans drawn down and not yet repaid by customers or the deposits placed with other institutions, whatever the legal instrument, unquoted debt securities and receivables from the purchasers of goods, or the users of services, constituting part of the Group’s business.

The consolidated entities generally intend to hold the loans and credits granted by them until their final maturity and, therefore, they are presented in the consolidated balance sheet at their amortized cost (which includes any reductions required to reflect the estimated losses on their recovery).

-

Investments held-to-maturity: This category includes debt instruments with fixed maturity and with fixed or determinable payments, for which the Group has both the intention and proven ability to hold to maturity.

iii.Classification of financial assets for presentation purposes

Financial assets are classified by nature into the following items in the consolidated balance sheet:

-	Cash, cash balances at Central Banks and other deposits on demand: Cash balances and balances receivable on demand relating to deposits with central banks and credit institutions.
-

Loans and advances: Includes the debit balances of all credit and loans granted by the Group, other than those represented by securities, as well as finance lease receivables and other debit balances of a financial nature in favor of the Group, such as cheques drawn on credit institutions, balances receivable from clearing houses and settlement agencies for transactions on the stock exchange and organized markets, bonds given in cash, capital calls, fees and commissions receivable for financial guarantees and debit balances arising from transactions not originating in banking transactions and services, such as the collection of rentals and similar items. They are classified, on the basis of the institutional sector to which the debtor belongs, into:

-	Central Banks: Credit of any nature, including deposits and money market operations received from the Bank of Spain or other central banks.
-	Credit institutions: Credit of any nature, including deposits and money market operations, in the name of credit institutions.
-	Customers: Includes the remaining credit, including money market operations through central counterparties.
-	Debt instruments: Bonds and other securities that represent a debt for their issuer, that generate an interest return, and that are in the form of certificates or book entries.
-

Equity instruments: Financial instruments issued by other entities, such as shares, which have the nature of equity instruments for the issuer, other than investments in subsidiaries, joint ventures or associates. Investment fund units are included in this item.

-	Derivatives: Includes the fair value in favor of the Group of derivatives which do not form part of hedge accounting, including embedded derivatives separated from hybrid financial instruments.
-

Changes in the fair value of hedged items in portfolio hedges of interest rate risk: This item is the balancing entry for the amounts credited to the consolidated income statement in respect of the measurement of the portfolios of financial instruments which are effectively hedged against interest rate risk through fair value hedging derivatives.

-

Hedging derivatives: Includes the fair value in favor of the Group of derivatives, including embedded derivatives separated from hybrid financial instruments, designated as hedging instruments in hedge accounting.

iv.Classification of financial liabilities for measurement purposes

Financial liabilities are initially classified into the various categories used for management and measurement purposes, unless they have to be presented as Liabilities associated with non-current assets held for sale or they relate to Hedging derivatives or Changes in the fair value of hedged items in portfolio hedges of interest rate risk (liability side), which are reported separately.

Financial liabilities are included for measurement purposes in one of the following categories:

-

Financial liabilities held for trading (at fair value through profit or loss): This category includes financial liabilities incurred for the purpose of generating a profit in the near term from fluctuations in their prices, financial derivatives not designated as hedging instruments, and financial liabilities arising from the outright sale of financial assets acquired under reverse repurchase agreements ("reverse repos") or borrowed (short positions).

-

Financial liabilities designated at fair value through profit or loss: Financial liabilities are included in this category when they provide more relevant information, either because this eliminates or significantly reduces recognition or measurement inconsistencies (accounting mismatches) that would otherwise arise from measuring assets or liabilities or recognizing the gains or losses on them on different bases, or because a group of financial liabilities or financial assets and liabilities is managed and its performance is evaluated on a fair value basis, in accordance with a documented risk management or investment strategy, and information about the group is provided on that basis to the Group’s key management personnel. Liabilities may only be included in this category on the date when they are incurred or originated.

-

Financial liabilities at amortized cost: financial liabilities, irrespective of their instrumentation and maturity, not included in any of the above-mentioned categories which arise from the ordinary borrowing activities carried on by financial institutions.

v.Classification of financial liabilities for presentation purposes

Financial liabilities are classified by nature into the following items in the consolidated balance sheet:

-

Deposits: Includes all repayable balances received in cash by the Group, other than those instrumented as marketable securities and those having the substance of subordinated liabilities (amount of the loans received, which for credit priority purposes are after common creditors), except for the debt instruments. This item also includes cash bonds and cash consignments received the amount of which may be invested without restriction. Deposits are classified on the basis of the creditor’s institutional sector into:

-	Central banks: Deposits of any nature, including credit received and money market operations received from the Bank of Spain or other central banks.
-	Credit institutions: Deposits of any nature, including credit received and money market operations in the name of credit institutions.
-	Customer: Includes the remaining deposits, including money market operations through central counterparties.
-

Marketable debt securities: Includes the amount of bonds and other debt represented by marketable securities, other than those having the substance of subordinated liabilities (amount of the loans received, which for credit priority purposes are after common creditors, and includes the amount of the financial instruments issued by the Group which, having the legal nature of capital, do not meet the requirements to qualify as equity, such as certain preferred shares issued). This item includes the component that has the consideration of financial liability of the securities issued that are compound financial instruments.

-

Derivatives: Includes the fair value, with a negative balance for the Group, of derivatives, including embedded derivatives separated from the host contract, which do not form part of hedge accounting.

-	Short positions: includes the amount of financial liabilities arising from the outright sale of financial assets acquired under reverse repurchase agreements or borrowed.
-

Other financial liabilities: Includes the amount of payment obligations having the nature of financial liabilities not included in other items, and liabilities under financial guarantee contracts, unless they have been classified as non-performing.

-

Changes in the fair value of hedged items in portfolio hedges of interest rate risk: This item is the balancing entry for the amounts charged to the consolidated income statement in respect of the measurement of the portfolios of financial instruments which are effectively hedged against interest rate risk through fair value hedging derivatives.

-

Hedging derivatives: Includes the fair value of the Group’s liability in respect of derivatives, including embedded derivatives separated from hybrid financial instruments, designated as hedging instruments in hedge accounting.

Measurement of financial assets and liabilities and recognition of fair value changes

d)Measurement of financial assets and liabilities and recognition of fair value changes

In general, financial assets and liabilities are initially recognized at fair value which, in the absence of evidence to the contrary, is deemed to be the transaction price. Financial instruments not measured at fair value through profit or loss are adjusted by the transaction costs. Financial assets and liabilities are subsequently measured at each year-end as follows:

i.Measurement of financial assets

Financial assets are measured at fair value, without deducting any transaction costs that may be incurred on their disposal, except for loans and receivables, investments held-to-maturity, unquoted equity instruments which cannot be reliably measured and financial derivatives that have those equity instruments as their underlying and are settled by delivery of those instruments.

The fair value of a financial instrument on a given date is taken to be the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The most objective and common reference for the fair value of a financial instrument is the price that would be paid for it on an active, transparent and deep market (quoted price or market price). At December 31, 2017 there were no significant investments in quoted financial instruments that had ceased to be recognized at their quoted price because their market could not be deemed to be active.

If there is no market price for a given financial instrument, its fair value is estimated on the basis of the price established in recent transactions involving similar instruments and, in the absence thereof, of valuation techniques commonly used by the international financial community, taking into account the specific features of the instrument to be measured and, particularly, the various types of risk associated with it.

All derivatives are recognized in the balance sheet at fair value from the trade date. If the fair value is positive, they are recognized as an asset and if the fair value is negative, they are recognized as a liability. The fair value on the trade date is deemed, in the absence of evidence to the contrary, to be the transaction price. The changes in the fair value of derivatives from the trade date are recognized in Gains/losses on financial assets and liabilities held for trading (net) in the consolidated income statement. Specifically, the fair value of financial derivatives traded in organized markets included in the portfolios of financial assets or liabilities held for trading is deemed to be their daily quoted price and if, for exceptional reasons, the quoted price cannot be determined on a given date, these financial derivatives are measured using methods similar to those used to measure OTC derivatives.

The fair value of OTC derivatives is taken to be the sum of the future cash flows arising from the instrument, discounted to present value at the date of measurement (present value or theoretical close) using valuation techniques commonly used by the financial markets: net present value (NPV), option pricing models and other methods.

Loans and receivables and Investments held-to-maturity are measured at amortized cost using the effective interest method. Amortized cost is understood to be the acquisition cost of a financial asset or liability plus or minus, as appropriate, the principal repayments and the cumulative amortization (taken to the consolidated income statement) of the difference between the initial cost and the maturity amount. In the case of financial assets, amortized cost also includes any reduction for impairment or uncollectibility. In the case of loans and receivables hedged in fair value hedges, the changes in the fair value of these assets related to the risk or risks being hedged are recognized.

The effective interest rate is the discount rate that exactly matches the carrying amount of a financial instrument to all its estimated cash flows of all kinds over its remaining life. For fixed rate financial instruments, the effective interest rate coincides with the contractual interest rate established on the acquisition date plus, where applicable, the fees and transaction costs that, because of their nature, form part of their financial return. In the case of floating rate financial instruments, the effective interest rate coincides with the rate of return prevailing in all connections until the next benchmark interest reset date.

Unquoted equity instruments which cannot be reliably measured in a sufficiently objective manner and financial derivatives that have those instruments as their underlying and are settled by delivery of those instruments are measured at acquisition cost adjusted, where appropriate, by any related impairment loss.

The amounts at which the financial assets are recognized represent, in all material respects, the Group’s maximum exposure to credit risk at each reporting date. Also, the Group has received collateral and other credit enhancements to mitigate its exposure to credit risk, which consist mainly of mortgage guarantees, cash collateral, equity instruments and personal security, assets leased out under finance lease and full-service lease agreements, assets acquired under repurchase agreements, securities loans and credit derivatives.

ii.Measurement of financial liabilities

In general, financial liabilities are measured at amortized cost, as defined above, except for those included under Financial liabilities held for trading and Financial liabilities designated at fair value through profit or loss and financial liabilities designated as hedged items (or hedging instruments) in fair value hedges, which are measured at fair value.

iii.Valuation techniques

The following table shows a summary of the fair values, at the end of 2017, 2016 and 2015, of the financial assets and liabilities indicated below, classified on the basis of the various measurement methods used by the Group to determine their fair value:

	Millions of euros
	2017			2016			2015
	Published			Published			Published
	price			price			price
	quotations	Internal		quotations	Internal		quotations	Internal
	in active	Models		in active	Models		in active	Models
	Markets	(Level 2		Markets	(Level 2		Markets	(Level 2
	(Level 1)	and 3)	Total	(Level 1)	and 3)	Total	(Level 1)	and 3)	Total
Financial assets held for trading	58,215	67,243	125,458	64,259	83,928	148,187	65,849	80,497	146,346
Financial assets designated at fair value through profit or loss	3,823	30,959	34,782	3,220	28,389	31,609	3,244	41,799	45,043
Financial assets available-for-sale (1)	113,258	18,802	132,060	89,563	25,862	115,425	92,284	27,962	120,246
Hedging derivatives (assets)	—	8,537	8,537	216	10,161	10,377	271	7,456	7,727
Financial liabilities held for trading	21,828	85,796	107,624	20,906	87,859	108,765	17,058	88,160	105,218
Financial liabilities designated at fair value through profit or loss	769	58,847	59,616	—	40,263	40,263	—	54,768	54,768
Hedging derivatives (liabilities)	8	8,036	8,044	9	8,147	8,156	400	8,537	8,937
Liabilities under insurance contracts	—	1,117	1,117	—	652	652	—	627	627
(1)

In addition to the financial instruments measured at fair value shown in the foregoing table, at December 31, 2017, 2016 and 2015, the Group held equity instruments classified as Financial assets available-for-sale and carried at cost amounting to €1,211 million, €1,349 million and €1,790 million, respectively (see Note 51.c).

The financial instruments at fair value determined on the basis of published price quotations in active markets (Level 1) include government debt securities, private-sector debt securities, derivatives traded in organized markets, securitized assets, shares, short positions and fixed-income securities issued.

In cases where price quotations cannot be observed, management makes its best estimate of the price that the market would set, using its own internal models. In most cases, these internal models use data based on observable market parameters as significant inputs (Level 2) and, in very specific cases, they use significant inputs not observable in market data (Level 3). In order to make these estimates, various techniques are employed, including the extrapolation of observable market data. The best evidence of the fair value of a financial instrument on initial recognition is the transaction price, unless the fair value of the instrument can be obtained from other market transactions performed with the same or similar instruments or can be measured by using a valuation technique in which the variables used include only observable market data, mainly interest rates.

The Group has developed a formal process for the systematic valuation and management of financial instruments, which has been implemented worldwide across all the Group’s units. The governance scheme for this process distributes responsibilities between two independent divisions: Treasury (development, marketing and daily management of financial products and market data) and Risk (on a periodic basis, validation of pricing models and market data, computation of risk metrics, new transaction approval policies, management of market risk and implementation of fair value adjustment policies).

The approval of new products follows a sequence of steps (request, development, validation, integration in corporate systems and quality assurance) before the product is brought into production. This process ensures that pricing systems have been properly reviewed and are stable before they are used.

The following subsections set forth the most important products and families of derivatives, and the related valuation techniques and inputs, by asset class:

Fixed income and inflation

The fixed income asset class includes basic instruments such as interest rate forwards, interest rate swaps and cross currency swaps, which are valued using the net present value of the estimated future cash flows discounted taking into account basis swap and cross currency spreads determined on the basis of the payment frequency and currency of each leg of the derivative. Vanilla options, including caps, floors and swaptions, are priced using the Black-Scholes model, which is one of the benchmark industry models. More exotic derivatives are priced using more complex models which are generally accepted as standard across institutions.

These pricing models are fed with observable market data such as deposit interest rates, futures rates, cross currency swap and constant maturity swap rates, and basis spreads, on the basis of which different yield curves, depending on the payment frequency, and discounting curves are calculated for each currency. In the case of options, implied volatilities are also used as model inputs. These volatilities are observable in the market for cap and floor options and swaptions, and interpolation and extrapolation of volatilities from the quoted ranges are carried out using generally accepted industry models. The pricing of more exotic derivatives may require the use of non-observable data or parameters, such as correlation (among interest rates and cross-asset), mean reversion rates and prepayment rates, which are usually defined from historical data or through calibration.

Inflation-related assets include zero-coupon or year-on-year inflation-linked bonds and swaps, valued with the present value method using forward estimation and discounting. Derivatives on inflation indices are priced using standard or more complex bespoke models, as appropriate. Valuation inputs of these models consider inflation-linked swap spreads observable in the market and estimations of inflation seasonality, on the basis of which a forward inflation curve is calculated. Also, implied volatilities taken from zero-coupon and year-on-year inflation options are also inputs for the pricing of more complex derivatives.

Equity and foreign exchange

The most important products in these asset classes are forward and futures contracts; they also include vanilla, listed and OTC (Over-The-Counter) derivatives on single underlying assets and baskets of assets. Vanilla options are priced using the standard Black-Scholes model and more exotic derivatives involving forward returns, average performance, or digital, barrier or callable features are priced using generally accepted industry models or bespoke models, as appropriate. For derivatives on illiquid stocks, hedging takes into account the liquidity constraints in models.

The inputs of equity models consider yield curves, spot prices, dividends, asset funding costs (repo margin spreads), implied volatilities, correlation among equity stocks and indices, and cross-asset correlation. Implied volatilities are obtained from market quotes of European and American-style vanilla call and put options. Various interpolation and extrapolation techniques are used to obtain continuous volatility for illiquid stocks. Dividends are usually estimated for the mid and long term. Correlations are implied, when possible, from market quotes of correlation-dependent products. In all other cases, proxies are used for correlations between benchmark underlyings or correlations are obtained from historical data.

The inputs of foreign exchange models include the yield curve for each currency, the spot foreign exchange rate, the implied volatilities and the correlation among assets of this class. Volatilities are obtained from European call and put options which are quoted in markets as at-the-money, risk reversal or butterfly options. Illiquid currency pairs are usually handled by using the data of the liquid pairs from which the illiquid currency can be derived. For more exotic products, unobservable model parameters may be estimated by fitting to reference prices provided by other non-quoted market sources.

Credit

The most common instrument in this asset class is the credit default swap (CDS), which is used to hedge credit exposure to third parties. In addition, models for first-to-default (FTD), n-to-default (NTD) and single-tranche collateralized debt obligation (CDO) products are also available. These products are valued with standard industry models, which estimate the probability of default of a single issuer (for CDS) or the joint probability of default of more than one issuer for FTD, NTD and CDO.

Valuation inputs are the yield curve, the CDS spread curve and the recovery rate. For indices and important individual issuers, the CDS spread curve is obtained in the market. For less liquid issuers, this spread curve is estimated using proxies or other credit-dependent instruments. Recovery rates are usually set to standard values. For listed single-tranche CDO, the correlation of joint default of several issuers is implied from the market. For FTD, NTD and bespoke CDO, the correlation is estimated from proxies or historical data when no other option is available.

Valuation adjustment for counterparty risk or default risk

The Credit valuation adjustment (CVA) is a valuation adjustment to OTC derivatives as a result of the risk associated with the credit exposure assumed to each counterparty.

The CVA is calculated taking into account potential exposure to each counterparty in each future period. The CVA for a specific counterparty is equal to the sum of the CVA for all the periods. The following inputs are used to calculate the CVA:

-

Expected exposure: Including for each transaction the mark-to-market (MtM) value plus an add-on for the potential future exposure for each period. Mitigating factors such as collateral and netting agreements are taken into account, as well as a temporary impairment factor for derivatives with interim payments.

-	LGD: percentage of final loss assumed in a counterparty credit event/default.
-

Probability of default: for cases where there is no market information (the CDS quoted spread curve, etc.), proxies based on companies holding exchange-listed CDS, in the same industry and with the same external rating as the counterparty, are used.

-	Discount factor curve.

The debit valuation adjustment (DVA) is a valuation adjustment similar to the CVA but, in this case, it arises as a result of the Group’s own risk assumed by its counterparties in OTC derivatives.

The CVA at December 31, 2017 amounted to €322.5 million (-49.9% compared to 2016) and DVA amounted to €219.6 million (-43.7% compared to 2016). The decrease is due to the fact that credit spreads for the most liquid maturities have been reduced in percentages over 40% and to reductions in the exposure of the main counterparties.

In addition, the Group amounts the funding fair value adjustment (FFVA) is calculated by applying future market funding spreads to the expected future funding exposure of any uncollateralized component of the OTC derivative portfolio. This includes the uncollateralized component of collateralized derivatives in addition to derivatives that are fully uncollateralized. The expected future funding exposure is calculated by a simulation methodology, where available. The FFVA impact is not material for the consolidated financial statements as of December 31, 2017 and 2016.

During 2017, the Group has not carried out significant reclassifications of financial instruments between levels except the changes disclosed in the level 3 table.

Valuation adjustments due to model risk

The valuation models described above do not involve a significant level of subjectivity, since they can be adjusted and recalibrated, where appropriate, through internal calculation of the fair value and subsequent comparison with the related actively traded price. However, valuation adjustments may be necessary when market quoted prices are not available for comparison purposes.

The sources of risk are associated with uncertain model parameters, illiquid underlying issuers, and poor quality market data or missing risk factors (sometimes the best available option is to use limited models with controllable risk). In these situations, the Group calculates and applies valuation adjustments in accordance with common industry practice. The main sources of model risk are described below:

In the fixed income markets, the sources of model risk include bond index correlations, basis spread modelling, the risk of calibrating model parameters and the treatment of near-zero or negative interest rates. Other sources of risk arise from the estimation of market data, such as volatilities or yield curves, whether used for estimation or cash flow discounting purposes.

In the equity markets, the sources of model risk include forward skew modelling, the impact of stochastic interest rates, correlation and multi-curve modelling. Other sources of risk arise from managing hedges of digital callable and barrier option payments. Also worthy of consideration as sources of risk are the estimation of market data such as dividends and correlation for quanto and composite basket options.

For specific financial instruments relating to home mortgage loans secured by financial institutions in the UK (which are regulated and partially financed by the Government) and property asset derivatives, the main input is the Halifax House Price Index (HPI). In these cases, risk assumptions include estimations of the future growth and the volatility of the HPI, the mortality rate and the implied credit spreads.

Inflation markets are exposed to model risk resulting from uncertainty around modelling the correlation structure among various CPI rates. Another source of risk may arise from the bid-offer spread of inflation-linked swaps.

The currency markets are exposed to model risk resulting from forward skew modelling and the impact of stochastic interest rate and correlation modelling for multi-asset instruments. Risk may also arise from market data, due to the existence of specific illiquid foreign exchange pairs.

The most important source of model risk for credit derivatives relates to the estimation of the correlation between the probabilities of default of different underlying issuers. For illiquid underlying issuers, the CDS spread may not be well defined.

Set forth below are the financial instruments at fair value whose measurement was based on internal models (Levels 2 and 3) at December 31, 2017, 2016 and 2015:

	Millions of euros
	Fair values calculated using
	internal models at
	12/31/17
	Level 2	Level 3	Valuation techniques	Main assumptions
ASSETS:	124,178	1,363
Financial assets held for trading	66,806	437
Credit institutions	1,696	—	Present Value Method	Yield curves, FX market prices
Customers (a)	8,815	—	Present Value Method	Yield curves, FX market prices
Debt and equity instruments	335	32	Present Value Method	Yield curves, HPI, FX market prices
Derivatives	55,960	405
Swaps	44,766	189	Present Value Method, Gaussian Copula (b)	Yield curves, FX market prices, HPI, Basis, Liquidity
Exchange rate options	463	5	Black-Scholes Model	Yield curves, Volatility surfaces, FX market prices, Liquidity
Interest rate options	4,747	162	Black's Model, multifactorial advanced models interest rate	Yield curves, Volatility surfaces, FX market prices, Liquidity
Interest rate futures	2	—	Present Value Method	Yield curves, FX market prices
Index and securities options	1,257	5	Black-Scholes Model	Yield curves, Volatility surfaces, FX & EQ market prices, Dividends, Correlation, Liquidity, HPI
Other	4,725	44	Present Value Method, Advanced stochastic volatility models and other	Yield curves, Volatility surfaces, FX and EQ market prices, Dividends, Correlation, Liquidity, Others
Hedging derivatives	8,519	18
Swaps	7,896	18	Present Value Method	FX market prices, Yield curves, Basis
Exchange rate options	—	—	Black-Scholes Model	Yield curves, Volatility surfaces, FX market prices, Liquidity
Interest rate options	13	—	Black’s Model	FX market prices, Yield curves, Volatility surfaces
Other	610	—	Present Value Method, Advanced stochastic volatility models and other	Yield curves, Volatility surfaces, FX market prices, Credit, Liquidity, Others
Financial assets designated at fair value through profit or loss	30,677	282
Credit institutions	9,889	—	Present Value Method	Yield curves, FX market prices
Customers (c)	20,403	72	Present Value Method	Yield curves, FX market prices, HPI
Debt and equity instruments	385	210	Present Value Method	Yield curves, FX market prices
Financial assets available-for-sale	18,176	626
Debt and equity instruments	18,176	626	Present Value Method	Yield curves, Volatility surfaces, FX & EQ Dividends, Credit, Others

LIABILITIES:	153,600	196
Financial liabilities held for trading	85,614	182
Central banks	282	—	Present Value Method	Yield curves, FX market prices
Credit institutions	292	—	Present Value Method	Yield curves, FX market prices
Customers	28,179	—	Present Value Method	Yield curves, FX market prices
Debt securities issues	—	—
Derivatives	56,860	182
Swaps	45,041	100	Present Value Method, Gaussian Copula (b)	Yield curves, FX market prices, Basis, Liquidity, HPI
Exchange rate options	497	9	Black-Scholes Model	Yield curves, Volatility surfaces, FX market prices, Liquidity
Interest rate options	5,402	19	Black's Model, multifactorial advanced models interest rate	Yield curves, Volatility surfaces, FX market prices, Liquidity
Index and securities options	1,527	41	Black-Scholes Model	Yield curves, FX market prices
Interest rate and equity futures	1	—	Black's Model	Yield curves, Volatility surfaces, FX & EQ market prices, Dividends, Correlation, Liquidity, HPI
Other	4,392	13	Present Value Method, Advanced stochastic volatility models and other	Yield curves, Volatility surfaces, FX & EQ market prices, Dividends, Correlation, Liquidity, HPI
Short positions	1	—	Present Value Method	Yield curves ,FX & EQ market prices, Equity
Hedging derivatives	8,029	7
Swaps	7,573	7	Present Value Method	Yield curves ,FX & EQ market prices, Basis
Exchange rate options	—	—
Interest rate options	287	—	Black’s Model	Yield curves , Volatility surfaces, FX market prices, Liquidity
Other	169	—	Present Value Method, Advanced stochastic volatility models and other	Yield curves , Volatility surfaces, FX market prices, Liquidity, Other
Financial liabilities designated at fair value through profit or loss	58,840	7	Present Value Method	Yield curves, FX market prices
Liabilities under insurance contracts	1,117	—	See Note 15

	Millions of euros
	Fair values calculated using internal models at
	12/31/16		12/31/15
	Level 2	Level 3	Level 2	Level 3	Valuation techniques
ASSETS:	146,991	1,349	155,233	2,481
Financial assets held for trading	83,587	341	79,547	950
Credit institutions	3,220	—	1,352	—	Present Value Method
Customers (a)	9,504	—	6,081	—	Present Value Method
Debt and equity instruments	798	40	650	43	Present Value Method
Derivatives	70,065	301	71,464	907
Swaps	53,499	55	52,904	54	Present Value Method, Gaussian Copula (b)
Exchange rate options	524	2	1,005	—	Black-Scholes Model
Interest rate options	5,349	173	8,276	619	Black's Model, Heath-Jarrow- Morton Model
Interest rate futures	1,447	—	84	—	Present Value Method
Index and securities options	1,725	26	1,585	120	Black-Scholes Model
Other	7,521	45	7,610	114	Present Value Method, Monte Carlo simulation and others
Hedging derivatives	10,134	27	7,438	18
Swaps	9,737	27	6,437	18	Present Value Method
Exchange rate options	—	—	—	—	Black-Scholes Model
Interest rate options	13	—	19	—	Black’s Model
Other	384	—	982	—	N/A
Financial assets designated at fair value through profit or loss	28,064	325	41,285	514
Credit institutions	10,069	—	26,403	—	Present Value Method
Customers (c)	17,521	74	14,213	81	Present Value Method
Debt and equity instruments	474	251	669	433	Present Value Method
Financial assets available-for-sale	25,206	656	26,963	999
Debt and equity instruments	25,206	656	26,963	999	Present Value Method

LIABILITIES:	136,835	86	151,768	324
Financial liabilities held for trading	87,790	69	87,858	302
Central banks	1,351	—	2,178	—	Present Value Method
Credit institutions	44	—	76	—	Present Value Method
Customers	9,996	—	9,187	—	Present Value Method
Debt securities issues	—	—	—	—
Derivatives	73,481	69	74,893	302
Swaps	57,103	1	55,055	1	Present Value Method, Gaussian Copula (b)
Exchange rate options	413	—	901	—	Black-Scholes Model
Interest rate options	6,485	21	9,240	194	Black's Model, Heath-Jarrow- Morton Model
Index and securities options	1,672	46	2,000	107	Black-Scholes Model
Interest rate and equity futures	1,443	—	101	—	Present Value Method
Other	6,365	1	7,596	—	Present Value Method, Monte Carlo simulation and others

Short positions	2,918	—	1,524	—	Present Value Method
Hedging derivatives	8,138	9	8,526	11
Swaps	6,676	9	7,971	11	Present Value Method
Exchange rate options	—	—	—	—
Interest rate options	10	—	12	—	Black’s Model
Other	1,452	—	543		N/A
Financial liabilities designated at fair value through profit or loss	40,255	8	54,757	11	Present Value Method
Liabilities under insurance contracts	652	—	627	—	See Note 15
(a)	Includes mainly short-term loans and reverse repurchase agreements with corporate customers (mainly brokerage and investment companies).
(b)

Includes credit risk derivatives with a net fair value of EUR zero million at December 31, 2017 (December 31, 2016 and 2015: net fair value of EUR-1 million and €46 million, respectively). These assets and liabilities are measured using the Standard Gaussian Copula Model.

(c)

Includes home mortgage loans to financial institutions in the UK (which are regulated and partly financed by the Government). The fair value of these loans was obtained using observable market variables, including current market transactions with similar amounts and collateral facilitated by the UK Housing Association. Since the Government is involved in these financial institutions, the credit risk spreads have remained stable and are homogeneous in this sector. The results arising from the valuation model are checked against current market transactions.

Level 3 financial instruments

Set forth below are the Group’s main financial instruments measured using unobservable market data as significant inputs of the internal models (Level 3):

-

Instruments in Santander UK’s portfolio (loans, debt instruments and derivatives) linked to the House Price Index (HPI). Even if the valuation techniques used for these instruments may be the same as those used to value similar products (present value in the case of loans and debt instruments, and the Black-Scholes model for derivatives), the main factors used in the valuation of these instruments are the HPI spot rate, the growth and volatility thereof, and the mortality rates, which are not always observable in the market and, accordingly, these instruments are considered illiquid.

•

HPI spot rate: for some instruments the NSA HPI spot rate, which is directly observable and published on a monthly basis, is used. For other instruments where regional HPI rates must be used (published quarterly), adjustments are made to reflect the different composition of the rates and adapt them to the regional composition of Santander UK’s portfolio.

•

HPI growth rate: this is not always directly observable in the market, especially for long maturities, and is estimated in accordance with existing quoted prices. To reflect the uncertainty implicit in these estimates, adjustments are made based on an analysis of the historical volatility of the HPI, incorporating reversion to the mean.

•

HPI volatility: the long-term volatility is not directly observable in the market but is estimated on the basis of shorter-term quoted prices and by making an adjustment to reflect the existing uncertainty, based on the standard deviation of historical volatility over various time periods.

•	Mortality rates: these are based on published official tables and adjusted to reflect the composition of the customer portfolio for this type of product at Santander UK.
-	Callable interest rate Derivatives (Bermudan-style options) where the main unobservable input is mean reversion of interest rates.
-	Trading Derivatives on interest rates, taking as an underlying asset titling and with the amortization rate (CPR, Conditional prepayment rate) as unobservable main entry.

During 2016, the Group carried out a review of its financial instruments valuation processes with the purpose of increasing the observability of certain inputs and parameters used in its valuation techniques. As a result of this review, it started to receive prices of interest rate derivatives with the option of a clear type of discount for euros and U.S. dollars and correlations between pairs of shares to services of consensus pricing, which has allowed to incorporate the inputs obtained directly or inferred from instrument prices, in their internal valuation processes. As a consequence, those non-observable inputs (the parameter of the reversion to the average of the interest rates and the correlations between shares, respectively) used in the valuation of interest rate derivatives with the option of cancelling type euros and U.S. dollars and derivatives on stock baskets had become measurable and considered observable parameters, and therefore, these products were reclassified from Level 3 to Level 2.

The measurements obtained using the internal models might have been different if other methods or assumptions had been used with respect to interest rate risk, to credit risk, market risk and foreign currency risk spreads, or to their related correlations and volatilities. Nevertheless, the Bank's directors consider that the fair value of the financial assets and liabilities recognized in the consolidated balance sheet and the gains and losses arising from these financial instruments are reasonable.

The net amount recognized in profit and loss in 2017 arising from models whose significant inputs are unobservable market data (Level 3) amounted to a  €116 million loss (€60 million profit in 2016 and €28 million loss in 2015).

The table below shows the effect, at December 31, 2017 on the fair value of the main financial instruments classified as Level 3 of a reasonable change in the assumptions used in the valuation. This effect was determined by applying the probable valuation ranges of the main unobservable inputs detailed in the following table:

							Impacts (in millions of euros)
Portfolio / Instrument					Weighted		Unfavorable		Favorable
(Level 3)	Valuation technique	Main unobservable inputs	Range		average		scenario		scenario
Financial assets held for trading
Derivatives	Present Value Method	Curves on TAB indices (*)		(a)		(a)	(0.2)		0.2
		Long-term volatility in MXN		(a)		(a)	(0.1)		0.1
	Present Value Method, Modified Black-Scholes Model	HPI forward growth rate	0%‑5%		2.42%		(25.9)		27.7
		HPI spot rate	n/a		772.64	(**)	(9.4)		9.4
		FX Volatility in long term	11%‑21%		15.7%		(1.8)		0.3
	Standard Gaussian Copula Model	Probability of default	0%‑5%		2.32%		(2.4)		2.1
		Reversal to the average interest rate	(2%)‑2%		0.0%		(1.1)		1.1
Other financial assets designated at fair value through profit or loss
Customers	Probability-weighted set (per forecast mortality rates) of European HPI options, using the Black-Scholes model	HPI forward growth rate	0%‑5%		2.57%		(6.7)		6.3
Debt and equity instruments	Probability-weighted set (per forecast mortality rates) of HPI forwards, using the present value model	HPI forward growth rate	0%‑5%		2.42%		(7.6)		8.2
		HPI spot rate	n/a		772.64	(**)	(12.5)		12.5
Financial assets available-for-sale
Debt and equity instruments	Present Value Method and other	Default and prepayment rates, cost of capital, long-term earnings growth rate		(a)		(a)	(3.0)		3.0
		Litigation contingencies	0%‑100%		35%		(22.0)		11.8

Financial liabilities held for trading
Derivatives	Present Value Method, Modified Black-Scholes Model	HPI forward growth rate	0%‑5%		2.32%		(9.4)		8.1
		HPI spot rate	n/a		727.14	(**)	(9.2)		10.0
		Curves on TAB indices (*)		(a)		(a)	—		—
	Advanced multi-factor interest rate models	Mean reversion of interest rates	(2%)‑2%		0.01		(0.6)		0.6

Hedging derivatives (liabilities)
Derivatives	Advanced multi-factor interest rate models	Mean reversion of interest rates	0.00010.03		0.01	(***)	—		—

Financial liabilities designated at fair value through profit or loss	—	—	—		—			(b)		(b)

(*)    TAB: “Tasa Activa Bancaria” (Active Bank Rate). Average interest rates on 30‑, 90‑, 180‑ and 360‑day deposits published by the Chilean Association of Banks and Financial Institutions (ABIF) in nominal currency (Chilean peso) and in real terms, adjusted for inflation (in Chilean unit of account (Unidad de Fomento - UF)).

(**)  There are national and regional HPIs. The HPI spot value is the weighted average of the indices that correspond to the positions of each portfolio. The impact reported is in response to a 10% shift.

(***) Theoretical average value of the parameter. The change made for the favorable scenario is from 0.0001 to 0.03. An unfavorable scenario was not considered as there was no margin for downward movement from the parameter’s current level.

(a)    The exercise was conducted for the unobservable inputs described in the main unobservable inputs column under probable scenarios. The range and weighted average value used are not shown because the aforementioned exercise was conducted jointly for various inputs or variants thereof (e.g. the TAB input comprises vector-time curves, for which there are also nominal yield curves and inflation-indexed yield curves), and it was not possible to break down the results separately by type of input. In the case of the TAB curve the gain or loss is reported for changes of +/‑100 b.p. for the total sensitivity to this index in Chilean pesos and UFs. The same applies for interest rates in MXN (Mexican peso).

(b)    The Group calculates the potential effect on the valuation of each of these instruments on a joint basis, irrespective of whether their individual value is positive (asset) or negative (liability), and discloses the joint effect associated with the corresponding instruments classified on the asset side of the consolidated balance sheet.

Lastly, the changes in the financial instruments classified as Level 3 in 2017, 2016 and 2015 were as follows:

	2016	Changes								2017
	Fair value					Changes in fair	Changes in			Fair value
	calculated using					value	fair value			calculated using
	internal models					recognized in	recognized	Level		internal models
Millions of euros	(Level 3)	Purchases	Sales	Issues	Settlements	profit or loss	in equity	reclassifications	Other	(Level 3)
Financial assets held for trading	341	45	(21)	—	—	(129)	—	200	1	437
Debt and equity instruments	40	—	(7)	—	—	(1)	—	—	—	32
Derivatives	301	45	(14)	—	—	(128)	—	200	1	405
Swaps	55	1	(6)	—	—	(59)	—	200	(2)	189
Exchange rate options	2	5	—	—	—	(2)	—	—	—	5
Interest rate options	173	—	—	—	—	(11)	—	—	—	162
Index and securities options	26	—	(1)	—	—	(18)	—	—	(2)	5
Other	45	39	(7)	—	—	(38)	—	—	5	44
Hedging derivatives (Assets)	27	—	(2)	—	—	(7)	—	—	—	18
Swaps	27	—	(2)	—	—	(7)	—	—	—	18
Financial assets designated at fair value through profit or loss	325	—	(9)	—	—	(20)	—	—	(14)	282
Loans and advances to customers	74	—	(2)	—	—	3	—	—	(3)	72
Debt instruments	237	—	(7)	—	—	(21)	—	—	(10)	199
Equity instruments	14	—	—	—	—	(2)	—	—	(1)	11
Financial assets available-for-sale	656	1	(239)	—	(5)	—	59	(6)	160	626
TOTAL ASSETS	1,349	46	(271)	—	(5)	(156)	59	194	147	1,363

Financial liabilities held for trading	69	33	(3)	—	—	(38)	—	126	(5)	182
Derivatives	69	33	(3)	—	—	(38)	—	126	(5)	182
Swaps	1	—	—	—	—	(26)	—	126	(1)	100
Exchange rate options	—	21	—	—	—	(11)	—	—	(1)	9
Interest rate options	21	—	—	—	—	(2)	—	—	—	19
Index and securities options	46	—	(3)	—	—	—	—	—	(2)	41
Other	1	12	—	—	—	1	—	—	(1)	13
Hedging derivatives (Liabilities)	9	—	—	—	—	(2)	—	—	—	7
Swaps	9	—	—	—	—	(2)	—	—	—	7
Financial liabilities designated at fair value through profit or loss	8	—	—	—	—	—	—	—	(1)	7
TOTAL LIABILITIES	86	33	(3)	—	—	(40)	—	126	(6)	196

	2015	Changes								2016
	Fair value					Changes in fair	Changes in			Fair value
	calculated using					value	fair value			calculated using
	internal models					recognized in	recognized	Level		internal models
Millions of euros	(Level 3)	Purchases	Sales	Issues	Settlements	profit or loss	in equity	reclassifications	Other	(Level 3)
Financial assets held for trading	950	—	(157)	—	—	52	—	(489)	(15)	341
Debt and equity instruments	43	—	(5)	—	—	3	—	—	(1)	40
Derivatives	907	—	(152)	—	—	49	—	(489)	(14)	301
Swaps	54	—	—	—	—	(3)	—	—	4	55
Exchange rate options	—	—	—	—	—	2	—	—	—	2
Interest rate options	619	—	(52)	—	—	39	—	(433)	—	173
Index and securities options	120	—	(30)	—	—	(3)	—	(56)	(5)	26
Other	114	—	(70)	—	—	14	—	—	(13)	45
Hedging derivatives (Assets)	18	—	(4)	—	—	13	—	—	—	27
Swaps	18	—	(4)	—	—	13	—	—	—	27
Financial assets designated at fair value through profit or loss	514	—	(7)	—	(104)	6	—	(2)	(82)	325
Loans and advances to customers	81	—	—	—	—	5	—	—	(12)	74
Debt instruments	283	—	(7)	—	—	1	—	—	(40)	237
Equity instruments	150	—	—	—	(104)	—	—	(2)	(30)	14
Financial assets available-for-sale	999	37	(263)	—	(28)	—	(11)	(29)	(49)	656
TOTAL ASSETS	2,481	37	(431)	—	(132)	71	(11)	(520)	(146)	1,349

Financial liabilities held for trading	302	—	(34)	—	—	10	—	(199)	(10)	69
Derivatives	302	—	(34)	—	—	10	—	(199)	(10)	69
Swaps	1	—	—	—	—	—	—	—	—	1
Interest rate options	194	—	(19)	—	—	1	—	(155)	—	21
Index and securities options	107	—	(15)	—	—	8	—	(44)	(10)	46
Other	—	—	—	—	—	1	—	—	—	1
Hedging derivatives (Liabilities)	11	—	(3)	—	—	1	—	—	—	9
Swaps	11	—	(3)	—	—	1	—	—	—	9
Financial liabilities designated at fair value through profit or loss	11	—	—	—	—	—	—	—	(3)	8
TOTAL LIABILITIES	324	—	(37)	—	—	11	—	(199)	(13)	86

	2014	Changes								2015
	Fair value					Changes in fair	Changes in			Fair value
	calculated using					value	fair value			calculated using
	internal models					recognized in	recognized	Level		internal models
Millions of euros	(Level 3)	Purchases	Sales	Issues	Settlements	profit or loss	in equity	reclassifications	Other	(Level 3)
Financial assets held for trading	1,191	—	(272)	—	—	24	—	(2)	9	950
Debt and equity instruments	85	—	(38)	—	—	(3)	—	(2)	1	43
Derivatives	1,106	—	(234)	—	—	27	—	—	8	907
Swaps	116	—	(63)	—	—	2	—	—	(1)	54
Interest rate options	768	—	(119)	—	—	(28)	—	—	(2)	619
Index and securities options	111	—	(45)	—	—	51	—	—	3	120
Other	111	—	(7)	—	—	2	—	—	8	114
Hedging derivatives (Assets)	—	—	—	—	—	1	—	17	—	18
Swaps	—	—	—	—	—	1	—	17	—	18
Financial assets designated at fair value through profit or loss	680	7	(47)	—	—	(64)	—	—	(62)	514
Loans and advances to customers	78	—	(5)	—	—	2	—	—	6	81
Debt instruments and Equity instruments	602	7	(42)	—	—	(66)	—	—	(68)	433
Financial assets available-for-sale	716	18	(75)	—	(72)	—	271	139	2	999
TOTAL ASSETS	2,587	25	(394)	—	(72)	(39)	271	154	(51)	2,481

Financial liabilities held for trading	536	4	(230)	—	—	(15)	—	—	7	302
Derivatives	536	4	(230)	—	—	(15)	—	—	7	302
Swaps	49	—	(47)	—	—	(1)	—	—	—	1
Interest rate options	294	—	(71)	—	—	(30)	—	—	1	194
Index and securities options	193	4	(112)	—	—	16	—	—	6	107
Hedging derivatives (Liabilities)	—	—	(16)	—	—	8	—	5	14	11
Swaps	—	—	(16)	—	—	8	—	5	14	11
Financial liabilities designated at fair value through profit or loss	16	—	(9)	—	—	(4)	—	—	8	11
TOTAL LIABILITIES	552	4	(255)	—	—	(11)	—	5	29	324

iv.    Recognition of fair value changes

As a general rule, changes in the carrying amount of financial assets and liabilities are recognized in the consolidated income statement. A distinction is made between the changes resulting from the accrual of interest and similar items, (which are recognized under Interest income or Interest expense, as appropriate), and those arising for other reasons, which are recognized at their net amount under Gains/losses on financial assets and liabilities.

Adjustments due to changes in fair value arising from:

-

Financial assets available-for-sale are recognized temporarily under Items that may be reclassified to profit or loss – Financial assets available-for-sale, unless they relate to exchange differences, in which case they are recognized in Other comprehensive income under Items that may be reclassified to profit or loss - Exchange differences (net), or to exchange differences arising on monetary financial assets, in which case they are recognized in Exchange differences (net) in the consolidated income statement.

-

Items charged or credited to Items that may be reclassified to profit or loss – Financial assets available-for-sale and Other comprehensive income – Items that may be reclassified to profit or loss – Exchange differences in equity remain in the Group's consolidated equity until the asset giving rise to them is impaired or derecognized, at which time they are recognized in the consolidated income statement.

-

Unrealized gains on Financial assets available-for-sale classified as Non-current assets held for sale because they form part of a disposal group or a discontinued operation are recognized in Other comprehensive income under Items that may be reclassified to profit or loss – Non-current assets held for sale.

v.    Hedging transactions

The consolidated entities use financial derivatives for the following purposes: i) to facilitate these instruments to customers who request them in the management of their market and credit risks; ii) to use these derivatives in the management of the risks of the Group entities’ own positions and assets and liabilities (hedging derivatives); and iii) to obtain gains from changes in the prices of these derivatives (derivatives).

Financial derivatives that do not qualify for hedge accounting are treated for accounting purposes as trading derivatives.

A derivative qualifies for hedge accounting if all the following conditions are met:

1.The derivative hedges one of the following three types of exposure:

a.

Changes in the fair value of assets and liabilities due to fluctuations, among others, in the interest rate and/or exchange rate to which the position or balance to be hedged is subject (fair value hedge);

b.	Changes in the estimated cash flows arising from financial assets and liabilities, commitments and highly probable forecast transactions (cash flow hedge);
c.	The net investment in a foreign operation (hedge of a net investment in a foreign operation).

2.It is effective in offsetting exposure inherent in the hedged item or position throughout the expected term of the hedge, which means that:

a.	At the date of arrangement the hedge is expected, under normal conditions, to be highly effective (prospective effectiveness).
b.

There is sufficient evidence that the hedge was actually effective during the whole life of the hedged item or position (retrospective effectiveness). To this end, the Group checks that the results of the hedge were within a range of 80% to 125% of the results of the hedged item.

3.There must be adequate documentation evidencing the specific designation of the financial derivative to hedge certain balances or transactions and how this hedge was expected to be achieved and measured, provided that this is consistent with the Group’s management of own risks.

The changes in value of financial instruments qualifying for hedge accounting are recognized as follows:

a.In fair value hedges, the gains or losses arising on both the hedging instruments and the hedged items attributable to the type of risk being hedged are recognized directly in the consolidated income statement.

In fair value hedges of interest rate risk on a portfolio of financial instruments, the gains or losses that arise on measuring the hedging instruments are recognized directly in the consolidated income statement, whereas the gains or losses due to changes in the fair value of the hedged amount (attributable to the hedged risk) are recognized in the consolidated income statement with a balancing entry under Changes in the fair value of hedged items in portfolio hedges of interest rate risk on the asset or liability side of the balance sheet, as appropriate.

b.In cash flow hedges, the effective portion of the change in value of the hedging instrument is recognized temporarily in Other comprehensive income -- under Items that may be reclassified to profit or loss -- Hedging derivatives -- Cash flow hedges (effective portion) until the forecast transactions occur, when it is recognized in the consolidated income statement, unless, if the forecast transactions result in the recognition of non-financial assets or liabilities, it is included in the cost of the non-financial asset or liability.

c.In hedges of a net investment in a foreign operation, the gains or losses attributable to the portion of the hedging instruments qualifying as an effective hedge are recognized temporarily in Other comprehensive income under Items that may be reclassified to profit or loss -- Hedges of net investments in foreign operations until the gains or losses -- on the hedged item are recognized in profit or loss.

d.The ineffective portion of the gains or losses on the hedging instruments of cash flow hedges and hedges of a net investment in a foreign operation is recognized directly under Gains/losses on financial assets and liabilities (net) in the consolidated income statement, in Gains or losses from hedge accounting, net

If a derivative designated as a hedge no longer meets the requirements described above due to expiration, ineffectiveness or for any other reason, the derivative is classified for accounting purposes as a trading derivative.

When fair value hedge accounting is discontinued, the adjustments previously recognized on the hedged item are amortized to profit or loss at the effective interest rate recalculated at the date of hedge discontinuation. The adjustments must be fully amortized at maturity.

When cash flow hedge accounting is discontinued, any cumulative gain or loss on the hedging instrument recognized in equity under other comprehensive income - Items that may be reclassified to profit or loss (from the period when the hedge was effective) remains in this equity item until the forecast transaction occurs, at which time it is recognized in profit or loss, unless the transaction is no longer expected to occur, in which case the cumulative gain or loss is recognized immediately in profit or loss.

vi.    Derivatives embedded in hybrid financial instruments

Derivatives embedded in other financial instruments or in other host contracts are accounted for separately as derivatives if their risks and characteristics are not closely related to those of the host contracts, provided that the host contracts are not classified as financial assets/liabilities designated at fair value through profit or loss or as Financial assets/liabilities held for trading.

Derecognition of financial assets and liabilities

e)Derecognition of financial assets and liabilities

The accounting treatment of transfers of financial assets depends on the extent to which the risks and rewards associated with the transferred assets are transferred to third parties:

1.If the Group transfers substantially all the risks and rewards to third parties unconditional sale of financial assets, sale of financial assets under an agreement to repurchase them at their fair value at the date of repurchase, sale of financial assets with a purchased call option or written put option that is deeply out of the money, securitization of assets in which the transferor does not retain a subordinated debt or grant any credit enhancement to the new holders, and other similar cases-, the transferred financial asset is derecognized and any rights or obligations retained or created in the transfer are recognized simultaneously.

2.If the Group retains substantially all the risks and rewards associated with the transferred financial asset -sale of financial assets under an agreement to repurchase them at a fixed price or at the sale price plus interest, a securities lending agreement in which the borrower undertakes to return the same or similar assets, and other similar cases-, the transferred financial asset is not derecognized and continues to be measured by the same criteria as those used before the transfer. However, the following items are recognized:

a.

An associated financial liability, which is recognized for an amount equal to the consideration received and is subsequently measured at amortized cost, unless it meets the requirements for classification under Financial liabilities designated at fair value through profit or loss.

b.	The income from the transferred financial asset not derecognized and any expense incurred on the new financial liability, without offsetting.

3.If the Group neither transfers nor retains substantially all the risks and rewards associated with the transferred financial asset -sale of financial assets with a purchased call option or written put option that is not deeply in or out of the money, securitization of assets in which the transferor retains a subordinated debt or other type of credit enhancement for a portion of the transferred asset, and other similar cases- the following distinction is made:

a.	If the transferor does not retain control of the transferred financial asset, the asset is derecognized and any rights or obligations retained or created in the transfer are recognized.
b.

If the transferor retains control of the transferred financial asset, it continues to recognize it for an amount equal to its exposure to changes in value and recognizes a financial liability associated with the transferred financial asset. The net carrying amount of the transferred asset and the associated liability is the amortized cost of the rights and obligations retained, if the transferred asset is measured at amortized cost, or the fair value of the rights and obligations retained, if the transferred asset is measured at fair value.

Accordingly, financial assets are only derecognized when the rights to the cash flows they generate have expired or when substantially all the inherent risks and rewards have been transferred to third parties. Similarly, financial liabilities are only derecognized when the obligations they generate have been extinguished or when they are acquired with the intention either to cancel them or to resell them.

Offsetting of financial instruments

f)Offsetting of financial instruments

Financial asset and liability balances are offset, i.e. reported in the consolidated balance sheet at their net amount, only if the Group entities currently have a legally enforceable right to set off the recognized amounts and intend either to settle on a net basis, or to realize the asset and settle the liability simultaneously.

Following is the detail of financial assets and liabilities that were offset in the consolidated balance sheets as at December 31, 2017, 2016 and 2015:

	December 31, 2017
	Millions of euros
		Gross amount
		of financial	Net amount of
	Gross amount	liabilities offset	financial assets
	of financial	in the balance	presented in the
Assets	assets	sheet	balance sheet

Derivatives	103,740	(37,960)	65,780
Reverse repurchase agreements	56,701	(7,145)	49,556
Total	160,441	(45,105)	115,336

	December 31, 2016
	Millions of euros
		Gross amount
		of financial	Net amount of
	Gross amount	liabilities offset	financial assets
	of financial	in the balance	presented in the
Assets	assets	sheet	balance sheet

Derivatives	127,679	(45,259)	82,420
Reverse repurchase agreements	53,159	(2,213)	50,946
Total	180,838	(47,472)	133,366

	December 31, 2015
	Millions of euros
		Gross amount
		of financial	Net amount of
	Gross amount	liabilities offset	financial assets
	of financial	in the balance	presented in the
Assets	assets	sheet	balance sheet

Derivatives	127,017	(42,566)	84,451
Reverse repurchase agreements	59,158	(2,066)	57,092
Total	186,175	(44,632)	141,543

	December 31, 2017
	Millions of euros
		Gross amount
		of financial	Net amount of
	Gross amount	assets offset	financial liabilities
	of financial	in the balance	presented in the
Liabilities	liabilities	sheet	balance sheet

Derivatives	103,896	(37,960)	65,936
Repurchase agreements	110,953	(7,145)	103,808
Total	214,849	(45,105)	169,744

	December 31, 2016
	Millions of euros
		Gross amount
		of financial	Net amount of
	Gross amount	assets offset	financial liabilities
	of financial	in the balance	presented in the
Liabilities	liabilities	sheet	balance sheet

Derivatives	127,784	(45,259)	82,525
Repurchase agreements	82,543	(2,213)	80,330
Total	210,327	(47,472)	162,855

	December 31, 2015
	Millions of euros
		Gross amount
		of financial	Net amount of
	Gross amount	assets offset	financial liabilities
	of financial	in the balance	presented in the
Liabilities	liabilities	sheet	balance sheet

Derivatives	127,917	(42,566)	85,351
Repurchase agreements	97,169	(2,066)	95,103
Total	225,086	(44,632)	180,454

Also, the Group has offset other items amounting to €1,645 million (December 31, 2016 and 2015: €1,742 million and €2,036 million, respectively).

At December 31, 2017 the balance sheet shows the amounts €97,017 million (2016: €110,445 million) on derivatives and repos as assets and €153,566 million (2016: €137,097 million) on derivatives and repos as liabilities that are subject to netting and collateral arrangements.

Impairment of financial assets

g)Impairment of financial assets

i.Definition

A financial asset is considered to be impaired -and therefore its carrying amount is adjusted to reflect the effect of impairment- when there is objective evidence that events have occurred which:

-	In the case of debt instruments (loans and debt securities), give rise to an adverse impact on the future cash flows that were estimated at the transaction date.
-	In the case of equity instruments, mean that their carrying amount may not be fully recovered.

As a general rule, the adjustment of the value of the impaired financial instruments is charged to the consolidated income statement for the period in which the impairment becomes evident, and the reversal, if any, of previously recognized impairment loss is recognized in the consolidated income statement for the period in which the impairment is reversed or reduced.

Transactions classified as non-performing due to arrears are reclassified as standard if, as a result of the collection of a portion or the sum of the unpaid instalments, the reasons for classifying such transactions as non-performing cease to exist, i.e. they no longer have any amount more than 90 days past due, unless other subjective reasons remain for classifying them as non-performing. The refinancing of non-performing loans does not result in their reclassification to standard unless: the minimum period of two year has elapsed since the refinancing date, the holder has paid the accrued principal and interest accounts, and the customer has no other operation with overdue amounts of more than 90 days.

The following constitute effective guarantees:

a)    Mortgage guarantees on housing as long as they are first duly constituted and registered in favor of the entity. The properties include:

i.       Buildings and building elements, distinguishing among:

-	Houses;
-	Offices commercial and multi-purpose premises;
-	Rest of buildings such as non-multi-purpose premises and hotels.

ii.      Urban and developable ordered land.

iii.     Rest of properties that classified in: buildings and building elements under construction, such as property development in progress and halted development, and the rest of land types, such as rustic lands.

b)    Collateral guarantees on financial instruments in the form of cash deposits and debt securities issued by creditworthy issuers.

c)    Other types of real guarantees, including properties received in guarantee and second and subsequent mortgages on properties, as long as the entity demonstrates its effectiveness. When assessing the effectiveness of the second and subsequent mortgages on properties the entity will implement particularly restrictive criteria. It will take into account, among others, whether the previous charges are in favor of the entity itself or not and the relationship between the risk guaranteed by them and the property value.

d)    Personal guarantees, as well as the incorporation of new owners, covering the entire amount of the transaction and implying direct and joint liability to the entity of persons or entities whose solvency is sufficiently proven to ensure the reimbursement of the operation on the agreed terms.

The balances relating to impaired assets continue to be recognized on the balance sheet, for their full amounts, until the Group considers that the recovery of those amounts is remote.

The Group considers recovery to be remote when there has been a substantial and irreversible deterioration of the borrower’s solvency, when commencement of the liquidation phase of insolvency proceedings has been ordered or when more than four years have elapsed since the borrower’s transaction was classified as non-performing due to arrears, or, before reaching this seniority, when the amount not covered by effective guarantees has been maintained with a credit risk coverage of 100% for more than two years, unless they have effective collateral that covers at least 10% of the gross book value of the operation.

When the recovery of a financial asset is considered remote, it is written off, together with the related allowance, without prejudice to any actions that the consolidated entities may initiate to seek collection until their contractual rights are extinguished due to expiry of the statute-of-limitations period, forgiveness or any other cause.

ii.Debt instruments carried at amortized cost

The Group has certain policies, methods and procedures for covering its credit risk arising both from insolvency allocable to counterparties and from country risk. These policies, methods and procedures are applied in the granting, examination and documentation of debt instruments and contingent liabilities as well as commitments, and in the identification of their impairment and the calculation of the amounts required to cover the related credit risk.

Impairment losses allowances on debt instruments carried at amortized cost represent the best management estimate of the incurred losses in such portfolio at closing date, both individually and collectively considered. For the purpose of determining impairment losses, the Group monitors its debtors as described below:

-

Individually: Significant debt instruments considered by the Group where impairment evidence exists. Consequently, this category includes mainly wholesale banking clients - Corporations, Earmarked Funding and Financial Institutions- as well as part of the larger Companies -Chartered- and developers from retail banking.

At balance sheet date, the group assesses on whether a debt instrument or a Group is impaired. A specific analysis is performed for all debtors monitored individually that have undergone an event such as:

-	Operations with amounts of capital, interests or expenditures agreed contractually, past-due by more than 90 days.
-	Significantly inadequate economic or financial structure, or inability to obtain additional owner financing.
-	Generalized delay in payments or insufficient cash flows to cover debts.
-	The lender, for economic or legal reasons related to the borrower’s financial difficulties, grants the borrower concessions or advantages that otherwise would not have been granted.
-	The borrower enters a bankruptcy situation or in any other situation of financial reorganization.

In these situations, an assessment is performed on the estimated future cash flows in connection with the relevant asset, discounted the original effective interest rate of the loan granted. The result is compared with the carrying value of the asset. The differences between the carrying value of the operation and the discounted value of the cash flow estimate will be analyzed and recognized as a specific provision for impairment loss.

-

Collectively, in all other cases: clients considered by the Group as “standardized”, and all other clients considered by the Group as non significant, grouping those instruments with similar credit risk features, that may indicate the debtor's ability to pay all the amounts, capital and interests, according to the contractual terms. Credit risk features that are taken into account when grouping assets are, among others: type of instrument, debtors activity sector, geographical area of the activity, type of guarantee, maturity of the amounts due and any other factor that may be significant for the estimation of the future cash flows. Within this category are included, for example, risks with individuals, individual entrepreneurs, non-chartered retail banking companies, as well as those due to their amounts could be individualized but an impairment does not exist.

The collective provisions for impairment are subject to uncertainties in their estimation due, in part, to the difficult identification of losses since they individually appear insignificant within the portfolio. The estimation methods include the use of statistical analyses of historical information. These are supplemented by the application of significant judgments by the management, with the objective of evaluating if the current economic and credit conditions are such that the level of losses incurred is expected to be higher or less than that which results from experience.

When the most recent trends related to portfolio risk factors are not fully reflected in statistical models as a result of changes in economic, regulatory and social conditions, these factors are taken into account by adjusting impairment provisions based on experience of other historical losses. On these estimates the Group performs retrospective and comparative tests with market references to evaluate the reasonableness of the collective calculation.

The Group's internal models determine impairment losses on debt instruments not measured at fair value with changes in the income statement, as well as contingent risks, taking into account the historical experience of impairment and other circumstances known at the time of the evaluation. For these purposes, impairment losses are the losses incurred at the balance sheet date of preparation of the consolidated annual accounts calculated using statistical procedures.

The amount of an impairment loss incurred on these instruments is equal to the difference between their carrying amount and the present value of their estimated future cash flows. In estimating the future cash flows of debt instruments the following factors are taken into account:

-

All the amounts that are expected to be obtained over the remaining life of the instrument, including, where appropriate, those which may result from the collateral provided for the instrument (less the costs for obtaining and subsequently selling the collateral). The impairment loss takes into account the likelihood of collecting accrued past-due interest receivable;

-	The various types of risks to which each instrument is subject; and
-	The circumstances in which collections will foreseeably be made.

These cash flows are subsequently discounted using the instrument’s effective interest rate (if its contractual rate is fixed) or the effective contractual rate at the discount date (if it is variable).

The loss incurred is calculated by multiplying three factors: exposure at default (EAD), probability of default (PD) and Loss given default (LGD). These parameters are also used to calculate economic capital and to calculate BIS (Bank for International Settlements) II regulatory capital under internal models (see Note 1.e).

-	Exposure at default is the amount of risk exposure estimated at the date of default by the counterparty.
-	Probability of default is the probability of the counterparty failing to meet its principal and/or interest payment obligations.

For the purpose of calculating the incurred loss, PD is measured using a time horizon of one year; i.e. it quantifies the probability of the counterparty defaulting in the coming year due to an event that had already occurred at the assessment date. The definition of default used includes amounts past due by 90 days or more and cases in which there is no default but there are doubts as to the solvency of the counterparty (subjective non-performing assets).

-	Loss given default: is the loss produced in case of impairment. It mainly depends on the update of the guarantees associated with the operation and the future flows that are expected to be recovered.

In addition to the factors mentioned above, the incurred loss calculation also contemplate point-in-time adjustments for the PD and LGD factors which consider historical experience and other specific information reflecting actual conditions.

In addition, in order to determine the coverage of impairment losses on debt instruments measured at amortized cost, the Group considers the risk that exists in counterparties resident in a given country due to circumstances other than the usual commercial risk (sovereign risk, transfer risk or risks arising from international financial activity).

The debt instruments measured at amortized cost and classified as doubtful are divided, according to the criteria indicated in the following sections:

i.Assets classified as non-performing due to counterparty arrears:

Debt instruments, whoever the obligor and whatever the guarantee or collateral, with amounts more than 90 days past due are provisioned individually, taking into account the age of the past-due amounts, the guarantees or collateral provided and the financial situation of the counterparty and the guarantors.

ii.Assets classified as non-performing for reasons other than counterparty arrears:

Debt instruments which are not classifiable as non-performing due to arrears but for which there are reasonable doubts as to their repayment under the contractual terms are provisioned individually, and their allowance is the difference between the amount recognized in assets and the present value of the cash flows expected to be received.

This information is provided in more detail in Note 54.c (Credit risk).

Repurchase agreements and reverse repurchase agreements

h)Repurchase agreements and reverse repurchase agreements

Purchases (sales) of financial instruments under a non-optional resale (repurchase) agreement at a fixed price (repos) are recognized in the consolidated balance sheet as financing granted (received), based on the nature of the debtor (creditor), under Loans and advances with central banks, Loans and advances to credit institutions or Loans and advances to customers (Deposits from central banks, Deposits from credit institutions or Customer deposits).

Differences between the purchase and sale prices are recognized as interest over the contract term.

Non-current assets and Liabilities associated with non-current assets held for sale

i)Non-current assets and Liabilities associated with non-current assets held for sale

Non-current assets held for sale includes the carrying amount of individual items, disposal groups or items forming part of a business unit earmarked for disposal (discontinued operations), whose sale in their present condition is highly likely to be completed within one year from the reporting date. Therefore, the recovery of the carrying amount of these items -which can be of a financial nature or otherwise- will foreseeably be effected through the proceeds from their disposal.

Specifically, property or other non-current assets received by the consolidated entities as total or partial settlement of their debtors’ payment obligations to them are deemed to be Non-current assets held for sale, unless the consolidated entities have decided to make continuing use of these assets. In this connection, for the purpose of its consideration in the initial recognition of these assets, the Group obtains, at the foreclosure date, the fair value of the related asset through a request for appraisal by external appraisal agencies.

The Group has in place a corporate policy that ensures the professional competence and the independence and objectivity of the external appraisal agencies, in accordance with the regulations, which require appraisal agencies to meet independence, neutrality and credibility requirements, so that the use of their estimates does not reduce the reliability of its valuations. This policy establishes that all the appraisal companies and agencies with which the Group works in Spain should be registered in the Official Register of the Bank of Spain and that the appraisals performed by them should follow the methodology established in Ministry of Economy Order ECO/805/2003, of March 27. The main appraisal companies and agencies with which the Group worked in Spain in 2017 are as follows: Eurovaloraciones, S.A., Ibertasa, S.A., Tinsa Tasaciones Inmobiliarias, S.A.U., Tasaciones Hipotecarias Renta, S.A., Krata, S.A. and Compañía Hispania de Tasaciones y Valoraciones, S.A. Also, this policy establishes that the various subsidiaries abroad work with appraisal companies that have recent experience in the area and the type of asset under appraisal and meet the independence requirements established in the corporate policy. They should verify, inter alia, that the appraisal company is not a party related to the Group and that its billings to the Group in the last twelve months do not exceed 15% of the appraisal company’s total billings.

Liabilities associated with non-current assets held for sale includes the balances payable arising from the assets held for sale or disposal groups and from discontinued operations.

Non-current assets and disposal groups of items that have been classified as held for sale are generally recognized at the date of their allocation to this category and are subsequently valued at the lower of their fair value less costs to sell or its book value. Non-current assets and disposal groups of items that are classified as held for sale are not amortized as long as they remain in this category.

At December 31, 2017 the fair value less costs to sell of non-current assets held for sale exceeded their carrying amount by €613 million; however, in accordance with the accounting standards, this unrealized gain could not be recognized.

The valuation of the portfolio of non-current assets held for sale has been made in compliance with the requirements of International Financial Reporting Standards in relation to the estimate of the fair value of tangible assets and the value-in-use of financial assets.

The value of the portfolio is determined as the sum of the values of the individual elements that compose the portfolio, without considering any total or batch grouping in order to correct the individual values.

In the case of real estate assets foreclosed in Spain, which represent 91.53% of the Group's total Non-Current assets held for sale, the valuation of the portfolio is carried out by applying the following models:

-

Market Value Model used in the valuation of finished residential properties (housing and parkings) and buildings of a tertiary nature (offices, commercial premises and multipurpose buildings). The current market value of real estate is based on statistical valuations obtained by historical series of average market values (sales prices), distinguishing by location and typology of the property. In addition, for individual significant assets, complete individual valuations are performed. Valuations made using this method are considered as Level 2.

-

Market Value Model according to the Evolution of Market Values issued in the valuation of property developments in progress. The current market value of the properties is estimated on the basis of complete individual valuations of third parties, calculated from the values of feasibility studies and development costs of the promotion, as well as selling expenses, distinguishing by location and typology of the property. The valuation of real estate assets under construction is made considering the current situation of the property and not considering the final value of the property. Valuations made using this method are considered as Level 3.

-

Market Value Model according to the Statistical Evolution of Lands Values (Methodology used in the valuation of lands). A statistical update method is used, taking as reference the indexes published by the Ministry of Development applied to the latest individual valuations (appraisals) carried out by independent valuation companies and agencies. Valuations made using this method are considered as Level 2.

In addition, in relation to the previously mentioned valuations, less costs to sell, are contrasted with the sales experience of each type of asset in order to confirm that there is no significant difference between the sale price and the valuation.

Impairment losses on an asset or disposal group arising from a reduction in its carrying amount to its fair value (less costs to sell) are recognized under Gains or (losses) on non-current assets held for sale not classified as discontinued operations in the consolidated income statement. The gains on a non-current asset held for sale resulting from subsequent increases in fair value (less costs to sell) increase its carrying amount and are recognized in the consolidated income statement up to an amount equal to the impairment losses previously recognized.

Reinsurance assets and liabilities under insurance contracts

j)Reinsurance assets and liabilities under insurance contracts

Insurance contracts involve the transfer of a certain quantifiable risk in exchange for a periodic or one-off premium. The effects on the Group’s cash flows will arise from a deviation in the payments forecast and/or an insufficiency in the premium set.

The Group controls its insurance risk as follows:

-	By applying a strict methodology in the launch of products and in the assignment of value thereto.
-	By using deterministic and stochastic actuarial models for measuring commitments.
-	By using reinsurance as a risk mitigation technique as part of the credit quality guidelines in line with the Group’s general risk policy.
-	By establishing an operating framework for credit risks.
-	By actively managing asset and liability matching.
-	By applying security measures in processes.

Reinsurance assets includes the amounts that the consolidated entities are entitled to receive for reinsurance contracts with third parties and, specifically, the reinsurer’s share of the technical provisions recorded by the consolidated insurance entities.

At least once a year these assets are reviewed to ascertain whether they are impaired (i.e. there is objective evidence, as a result of an event that occurred after initial recognition of the reinsurance asset, that the Group may not receive all amounts due to it under the terms of the contract and the amount that will not be received can be reliably measured), and any impairment loss is recognized in the consolidated income statement and the assets are written down.

Liabilities under insurance contracts includes the technical provisions recorded by the consolidated entities to cover claims arising from insurance contracts in force at year-end.

Insurers' results relating to their insurance business are recognized, according to their nature, under the related consolidated income statement items.

In accordance with standard accounting practice in the insurance industry, the consolidated insurance entities credit to the income statement the amounts of the premiums written and charge to income the cost of the claims incurred on final settlement thereof. Insurance entities are therefore required to accrue at period-end the unearned revenues credited to their income statements and the accrued costs not charged to income.

At least at each reporting date the Group assesses whether the insurance contract liabilities recognized in the consolidated balance sheet are adequate. For this purpose, it calculates the difference between the following amounts:

-

Current estimates of future cash flows under the insurance contracts of the consolidated entities. These estimates include all contractual cash flows and any related cash flows, such as claims handling costs; and

-

The carrying amount recognized in the consolidated balance sheet of its insurance contract liabilities (See Note 15), less any related deferred acquisition costs or related intangible assets, such as the amount paid to acquire, in the event of purchase by the entity, the economic rights held by a broker deriving from policies in the entity's portfolio.

If the calculation results in a positive amount, this deficiency is charged to the consolidated income statement. When unrealized gains or losses on assets of the Group's insurance companies affect the measurement of liabilities under insurance contracts and/or the related deferred acquisition costs and/or the related intangible assets, these gains or losses are recognized directly in equity. The corresponding adjustment in the liabilities under insurance contracts (or in the deferred acquisition costs or in intangible assets) is also recognized in equity.

The most significant items forming part of the technical provisions (see Note 15) are detailed below:

-	Non-life insurance provisions:
i)	Provision for unearned premiums: relates to the portion of the premiums received at year-end that is allocable to the period from the reporting date to the end of the policy cover period.
ii)

Provisions for unexpired risks: this supplements the provision for unearned premiums to the extent that the amount of the latter is not sufficient to reflect all the assessed risks and expenses to be covered by the insurance companies in the policy period not elapsed at the reporting date.

-	Life insurance provisions: represent the value of the net obligations acquired vis-à-vis life insurance policyholders. These provisions include:

i)            Provision for unearned premiums and unexpired risks: this relates to the portion of the premiums received at year-end that is allocable to the period from the reporting date to the end of the policy cover period.

ii)           Mathematical provisions: these relate to the value of the insurance companies' obligations, net of the policyholders' obligations. These provisions are calculated on a policy-by-policy basis using an individual capitalization system, taking as a basis for the calculation the premium accrued in the year, and in accordance with the technical bases of each type of insurance updated, where appropriate, by the local mortality tables.

-

Provision for claims outstanding: this reflects the total obligations outstanding arising from claims incurred prior to the reporting date. This provision is calculated as the difference between the total estimated or certain cost of the claims not yet reported, settled or paid and all the amounts already paid in relation to such claims.

-

Provision for bonuses and rebates: this provision includes the amount of the bonuses accruing to policyholders, insureds or beneficiaries and that of any premiums to be returned to policyholders or insureds, to the extent that such amounts have not been assigned at the reporting date. These amounts are calculated on the basis of the conditions of the related individual policies.

-

Technical provisions for life insurance policies where the investment risk is borne by the policyholders: these provisions are calculated on the basis of the indices established as a reference to determine the economic value of the policyholders’ rights.

Tangible assets

k)Tangible assets

Tangible assets includes the amount of buildings, land, furniture, vehicles, computer hardware and other fixtures owned by the consolidated entities or acquired under finance leases. Tangible assets are classified by use as follows:

i.Property, plant and equipment for own use

Property, plant and equipment for own use – including tangible assets received by the consolidated entities in full or partial satisfaction of financial assets representing receivables from third parties which are intended to be held for continuing use and tangible assets acquired under finance leases– are presented at acquisition cost, less the related accumulated depreciation and any estimated impairment losses (carrying amount higher than recoverable amount).

Depreciation is calculated, using the straight-line method, on the basis of the acquisition cost of the assets less their residual value. The land on which the buildings and other structures stand has an indefinite life and, therefore, is not depreciated.

The period tangible asset depreciation charge is recognized in the consolidated income statement and is calculated using the following depreciation rates (based on the average years of estimated useful life of the various assets):

Average
annual rate
Buildings for own use	2.0%
Furniture	7.7%
Fixtures	7.0%
Office and IT equipment	25.0%
Leasehold improvements	7.0%

The consolidated entities assess at the reporting date whether there is any indication that an asset may be impaired (i.e. its carrying amount exceeds its recoverable amount). If this is the case, the carrying amount of the asset is reduced to its recoverable amount and future depreciation charges are adjusted in proportion to the revised carrying amount and to the new remaining useful life (if the useful life has to be re-estimated).

Similarly, if there is an indication of a recovery in the value of a tangible asset, the consolidated entities recognize the reversal of the impairment loss recognized in prior periods and adjust the future depreciation charges accordingly. In no circumstances may the reversal of an impairment loss on an asset raise its carrying amount above that which it would have if no impairment losses had been recognized in prior years.

The estimated useful lives of the items of property, plant and equipment for own use are reviewed at least at the end of the reporting period with a view to detecting significant changes therein. If changes are detected, the useful lives of the assets are adjusted by correcting the depreciation charge to be recognized in the consolidated income statement in future years on the basis of the new useful lives.

Upkeep and maintenance expenses relating to property, plant and equipment for own use are recognized as an expense in the period in which they are incurred, since they do not increase the useful lives of the assets.

ii.    Investment property

Investment property reflects the net values of the land, buildings and other structures held either to earn rentals or for obtaining profits by sales due to capital appreciation.

The criteria used to recognize the acquisition cost of investment property, to calculate its depreciation and its estimated useful life and to recognize any impairment losses thereon are consistent with those described in relation to property, plant and equipment for own use.

The Group in order to evaluate the possible impairment determines periodically the fair value of its investment property so that, at the end of the reporting period, the fair value reflects the market conditions of the investment property at that date. This fair value is determined annually, taking as benchmarks the valuations performed by independent experts. The methodology used to determine the fair value of investment property is selected based on the status of the asset in question; thus, for properties earmarked for lease, the valuations are performed using the sales comparison approach, whereas for leased properties the valuations are made primarily using the income capitalization approach and, exceptionally, the sales comparison approach.

In the sales comparison approach, the property market segment for comparable properties is analyzed, inter alia, and, based on specific information on actual transactions and firm offers, current prices are obtained for cash sales of those properties. The valuations performed using this approach are considered as Level 2 valuations.

In the income capitalization approach, the cash flows estimated to be obtained over the useful life of the property are discounted taking into account factors that may influence the amount and actual obtainment thereof, such as: (i) the payments that are normally received on comparable properties; (ii) current and probable future occupancy; (iii) the current or foreseeable default rate on payments. The valuations performed using this approach are considered as Level 3 valuations, since unobservable inputs are used, such as current and probable future occupancy and/or the current or foreseeable default rate on payments.

iii.Assets leased out under an operating lease

Property, plant and equipment - Leased out under an operating lease reflects the amount of the tangible assets, other than land and buildings, leased out by the Group under an operating lease.

The criteria used to recognize the acquisition cost of assets leased out under operating leases, to calculate their depreciation and their respective estimated useful lives and to recognize the impairment losses thereon are consistent with those described in relation to property, plant and equipment for own use.

Accounting for leases

l)Accounting for leases

i.Finance leases

Finance leases are leases that transfer substantially all the risks and rewards incidental to ownership of the leased asset to the lessee.

When the consolidated entities act as the lessors of an asset, the sum of the present value of the lease payments receivable from the lessee, including the exercise price of the lessee's purchase option at the end of the lease term when such exercise price is sufficiently below fair value at the option date such that it is reasonably certain that the option will be exercised, is recognized as lending to third parties and is therefore included under Loans and receivables in the consolidated balance sheet.

When the consolidated entities act as the lessees, they present the cost of the leased assets in the consolidated balance sheet, based on the nature of the leased asset, and, simultaneously, recognize a liability for the same amount (which is the lower of the fair value of the leased asset and the sum of the present value of the lease payments payable to the lessor plus, if appropriate, the exercise price of the purchase option). The depreciation policy for these assets is consistent with that for property, plant and equipment for own use.

In both cases, the finance income and finance charges arising under finance lease agreements are credited and debited, respectively, to interest and similar income and Interest expense and similar charges in the consolidated income statement so as to produce a constant rate of return over the lease term.

ii.Operating leases

In operating leases, ownership of the leased asset and substantially all the risks and rewards incidental thereto remain with the lessor.

When the consolidated entities act as the lessors, they present the acquisition cost of the leased assets under Tangible assets (See Note 16). The depreciation policy for these assets is consistent with that for similar items of property, plant and equipment for own use, and income from operating leases is recognized on a straight-line basis under Other operating income in the consolidated income statement.

When the consolidated entities act as the lessees, the lease expenses, including any incentives granted by the lessor, are charged on a straight-line basis to Other general administrative expenses in their consolidated income statements.

iii.Sale and leaseback transactions

In sale and leaseback transactions where the sale is at fair value and the leaseback is an operating lease, any profit or loss is recognized at the time of sale. In the case of finance leasebacks, any profit or loss is amortized over the lease term.

In accordance with IAS 17, in determining whether a sale and leaseback transaction results in an operating lease, the Group should analyze, inter alia, whether at the inception of the lease there are purchase options whose terms and conditions make it reasonably certain that they will be exercised, and to whom the gains or losses from the fluctuations in the fair value of the residual value of the related asset will accrue.

Intangible assets

m)Intangible assets

Intangible assets are identifiable non-monetary assets (separable from other assets) without physical substance which arise as a result of a legal transaction or which are developed internally by the consolidated entities. Only assets whose cost can be estimated reliably and from which the consolidated entities consider it probable that future economic benefits will be generated are recognized.

Intangible assets are recognized initially at acquisition or production cost and are subsequently measured at cost less any accumulated amortization and any accumulated impairment losses.

i.Goodwill

Any excess of the cost of the investments in the consolidated entities and entities accounted for using the equity method over the corresponding underlying carrying amounts acquired, adjusted at the date of first-time consolidation, is allocated as follows:

-

If it is attributable to specific assets and liabilities of the companies acquired, by increasing the value of the assets (or reducing the value of the liabilities) whose fair values were higher (lower) than the carrying amounts at which they had been recognized in the acquired entities' balance sheets.

-

If it is attributable to specific intangible assets, by recognizing it explicitly in the consolidated balance sheet provided that the fair value of these assets within twelve months following the date of acquisition can be measured reliably.

-

The remaining amount is recognized as goodwill, which is allocated to one or more cash-generating units (a cash-generating unit is the smallest identifiable group of assets that, as a result of continuing operation, generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets). The cash-generating units represent the Group's geographical and/or business segments.

Goodwill is only recognized when it has been acquired for consideration and represents, therefore, a payment made by the acquirer in anticipation of future economic benefits from assets of the acquired entity that are not capable of being individually identified and separately recognized.

At the end of each annual reporting period or whenever there is any indication of impairment goodwill is reviewed for impairment (i.e. a reduction in its recoverable amount to below its carrying amount) and, if there is any impairment, the goodwill is written down with a charge to Impairment on non financial assets (net) - Intangible assets in the consolidated income statement.

An impairment loss recognized for goodwill is not reversed in a subsequent period.

ii.Other intangible assets

Other intangible assets includes the amount of identifiable intangible assets (such as purchased customer lists and computer software).

Other intangible assets can have an indefinite useful life -when, based on an analysis of all the relevant factors, it is concluded that there is no foreseeable limit to the period over which the asset is expected to generate net cash inflows for the consolidated entities- or a finite useful life, in all other cases.

Intangible assets with indefinite useful lives are not amortized, but rather at the end of each reporting period or whenever there is any indication of impairment the consolidated entities review the remaining useful lives of the assets in order to determine whether they continue to be indefinite and, if this is not the case, to take the appropriate steps.

Intangible assets with finite useful lives are amortized over those useful lives using methods similar to those used to depreciate tangible assets.

The intangible asset amortization charge is recognized under Depreciation and amortization in the consolidated income statement.

In both cases the consolidated entities recognize any impairment loss on the carrying amount of these assets with a charge to Impairment losses on other assets (net) in the consolidated income statement. The criteria used to recognize the impairment losses on these assets and, where applicable, the reversal of impairment losses recognized in prior years are similar to those used for tangible assets (See Note 2.k).

Internally developed computer software

Internally developed computer software is recognized as an intangible asset if, among other requisites (basically the Group's ability to use or sell it), it can be identified and its ability to generate future economic benefits can be demonstrated.

Expenditure on research activities is recognized as an expense in the year in which it is incurred and cannot be subsequently capitalized.

Other assets

n)Other assets

Other assets in the consolidated balance sheet includes the amount of assets not recorded in other items, the breakdown being as follows:

-

Inventories: this item includes the amount of assets, other than financial instruments, that are held for sale in the ordinary course of business, that are in the process of production, construction or development for such purpose, or that are to be consumed in the production process or in the provision of services. Inventories includes land and other property held for sale in the property development business.

Inventories are measured at the lower of cost and net realizable value, which is the estimated selling price of the inventories in the ordinary course of business, less the estimated costs of completion and the estimated costs required to make the sale.

Any write-downs of inventories -such as those due to damage, obsolescence or reduction of selling price- to net realizable value and other impairment losses are recognized as expenses for the year in which the impairment or loss occurs. Subsequent reversals are recognized in the consolidated income statement for the year in which they occur.

The carrying amount of inventories is derecognized and recognized as an expense in the period in which the revenue from their sale is recognized.

-

Other: this item includes the balance of all prepayments and accrued income (excluding accrued interest, fees and commissions), the net amount of the difference between pension plan obligations and the value of the plan assets with a balance in the entity’s favor, when this net amount is to be reported in the consolidated balance sheet, and the amount of any other assets not included in other items.

Other liabilities

o)Other liabilities

Other liabilities includes the balance of all accrued expenses and deferred income, excluding accrued interest, and the amount of any other liabilities not included in other categories.

Provisions and contingent assets and liabilities

p)Provisions and contingent assets and liabilities

When preparing the financial statements of the consolidated entities, the Bank’s directors made a distinction between:

-

Provisions: credit balances covering present obligations at the reporting date arising from past events which could give rise to a loss for the consolidated entities, which is considered to be likely to occur and certain as to its nature but uncertain as to its amount and/or timing.

-

Contingent liabilities: possible obligations that arise from past events and whose existence will be confirmed only by the occurrence or non-occurrence of one or more future events not wholly within the control of the consolidated entities. They include the present obligations of the consolidated entities when it is not probable that an outflow of resources embodying economic benefits will be required to settle them. The Group does not recognize the contingent liability. The Group will disclose a contingent liability, unless the possibility of an outflow of resources embodying economic benefits is remote.

-

Contingent assets: possible assets that arise from past events and whose existence is conditional on, and will be confirmed only by, the occurrence or non-occurrence of one or more uncertain future events not wholly within the control of the Group. Contingent assets are not recognized in the consolidated balance sheet or in the consolidated income statement, but rather are disclosed in the notes, provided that it is probable that these assets will give rise to an increase in resources embodying economic benefits.

The Group's consolidated financial statements include all the material provisions with respect to which it is considered that it is more likely than not the obligation will have to be settled. In accordance with accounting standards, contingent liabilities must not be recognized in the consolidated financial statements, but must rather be disclosed in the notes.

Provisions, which are quantified on the basis of the best information available on the consequences of the event giving rise to them and are reviewed and adjusted at the end of each year, are used to cater for the specific obligations for which they were originally recognized. Provisions are fully or partially reversed when such obligations cease to exist or are reduced.

Provisions are classified according to the obligations covered as follows (See Note 25):

-	Provision for pensions and similar obligations: includes the amount of all the provisions made to cover post-employment benefits, including obligations to pre-retirees and similar obligations.
-

Provisions for commitments and guarantees given: include the amount of the provisions made to cover contingent liabilities -defined as those transactions in which the Group guarantees the obligations of a third party, arising as a result of financial guarantees granted or contracts of another kind- and contingent commitments -defined as irrevocable commitments that may give rise to the recognition of financial assets.

-

Provisions for taxes and other legal contingencies and Other provisions: include the amount of the provisions recognized to cover tax and legal contingencies and litigation and the other provisions recognized by the consolidated entities. Other provisions includes, inter alia, any provisions for restructuring costs and environmental measures.

Court proceedings and/or claims in process

q)Court proceedings and/or claims in process

-	At the end of 2017 certain court proceedings and claims were in process against the consolidated entities arising from the ordinary course of their operations (see Note 25).

Own equity instruments

r)Own equity instruments

Own equity instruments are those meeting both of the following conditions:

-

The instruments do not include any contractual obligation for the issuer: (i) to deliver cash or another financial asset to a third party; or (ii) to exchange financial assets or financial liabilities with a third party under conditions that are potentially unfavorable to the issuer.

-

The instruments will or may be settled in the issuer’s own equity instruments and are: (i) a non-derivative that includes no contractual obligation for the issuer to deliver a variable number of its own equity instruments; or (ii) a derivative that will be settled by the issuer through the exchange of a fixed amount of cash or another financial asset for a fixed number of its own equity instruments.

Transactions involving own equity instruments, including their issuance and cancellation, are charged directly to equity.

Changes in the value of instruments classified as own equity instruments are not recognized in the consolidated financial statements. Consideration received or paid in exchange for such instruments, including the coupons on preference shares contingently convertible into ordinary shares and the coupons associated with CCPP, is directly added to or deducted from equity.

Equity-instrument-based employee remuneration

s)Equity-instrument-based employee remuneration

Own equity instruments delivered to employees in consideration for their services, if the instruments are delivered once the specific period of service has ended, are recognized as an expense for services (with the corresponding increase in equity) as the services are rendered by employees during the service period. At the grant date the services received (and the related increase in equity) are measured at the fair value of the equity instruments granted. If the equity instruments granted are vested immediately, the Group recognizes in full, at the grant date, the expense for the services received.

When the requirements stipulated in the remuneration agreement include external market conditions (such as equity instruments reaching a certain quoted price), the amount ultimately to be recognized in equity will depend on the other conditions being met by the employees (normally length of service requirements), irrespective of whether the market conditions are satisfied. If the conditions of the agreement are met but the external market conditions are not satisfied, the amounts previously recognized in equity are not reversed, even if the employees do not exercise their right to receive the equity instruments.

Recognition of income and expenses

t)Recognition of income and expenses

The most significant criteria used by the Group to recognize its income and expenses are summarized as follows:

i.Interest income, interest expenses and similar items

Interest income, interest expenses and similar items are generally recognized on an accrual basis using the effective interest method. Dividends received from other companies are recognized as income when the consolidated entities' right to receive them arises.

ii.Commissions, fees and similar items

Fee and commission income and expenses are recognized in the consolidated income statement using criteria that vary according to their nature. The main criteria are as follows:

-	Fee and commission income and expenses relating to financial assets and financial liabilities measured at fair value through profit or loss are recognized when paid.
-	Those arising from transactions or services that are performed over a period of time are recognized over the life of these transactions or services.
-	Those relating to services provided in a single act are recognized when the single act is carried out.

iii.Non-finance income and expenses

These are recognized for accounting purposes on an accrual basis.

iv.Deferred collections and payments

These are recognized for accounting purposes at the amount resulting from discounting the expected cash flows at market rates.

v.Loan arrangement fees

Loan arrangement fees, mainly loan origination, application and information fees, are accrued and recognized in income over the term of the loan. In the case of loan origination fees, the portion relating to the associated direct costs incurred in the loan arrangement is recognized immediately in the consolidated income statement.

Financial guarantees

u)Financial guarantees

Financial guarantees are defined as contracts whereby an entity undertakes to make specific payments on behalf of a third party if the latter fails to do so, irrespective of the various legal forms they may have, such as guarantees, insurance policies or credit derivatives.

The Group initially recognizes the financial guarantees provided on the liability side of the consolidated balance sheet at fair value, which is generally the present value of the fees, commissions and interest receivable from these contracts over the term thereof, and simultaneously the Group recognizes the amount of the fees, commissions and similar interest received at the inception of the transactions and a credit on the asset side of the consolidated balance sheet for the present value of the fees, commissions and interest outstanding.

Financial guarantees, regardless of the guarantor, instrumentation or other circumstances, are reviewed periodically so as to determine the credit risk to which they are exposed and, if appropriate, to consider whether a provision is required. The credit risk is determined by application of criteria similar to those established for quantifying impairment losses on debt instruments carried at amortized cost (described in Note 2.g above).

The provisions made for these transactions are recognized under Provisions - Provisions for commitments and guarantees given in the consolidated balance sheet (See Note 25). These provisions are recognized and reversed with a charge or credit, respectively, to Provisions (net) in the consolidated income statement.

If a specific provision is required for financial guarantees, the related unearned commissions recognized under Financial liabilities at amortized cost - Other financial liabilities in the consolidated balance sheet are reclassified to the appropriate provision.

Assets under management and investment and pension funds managed by the Group

v)Assets under management and investment and pension funds managed by the Group

Assets owned by third parties and managed by the consolidated entities are not presented on the face of the consolidated balance sheet. Management fees are included in Fee and commission income in the consolidated income statement.

The investment funds and pension funds managed by the consolidated entities are not presented on the face of the Group's consolidated balance sheet since the related assets are owned by third parties. The fees and commissions earned in the year for the services rendered by the Group entities to these funds (asset management and custody services) are recognized under Fee and commission income in the consolidated income statement.

Note 2.b.iv describes the internal criteria and procedures used to determine whether control exists over the structured entities, which include, inter alia, investment funds and pension funds.

Post-employment, other long-term employee, and termination benefits

w)Post-employment benefits

Under the collective agreements currently in force and other arrangements, the Spanish banks included in the Group and certain other Spanish and foreign consolidated entities have undertaken to supplement the public social security system benefits accruing to certain employees, and to their beneficiary right holders, for retirement, permanent disability or death, and the post-employment welfare benefits.

The Group's post-employment obligations to its employees are deemed to be defined contribution plans when the Group makes pre-determined contributions (recognized under Personnel expenses in the consolidated income statement) to a separate entity and will have no legal or effective obligation to make further contributions if the separate entity cannot pay the employee benefits relating to the service rendered in the current and prior periods. Post-employment obligations that do not meet the aforementioned conditions are classified as defined benefit plans (See Note 25).

Defined contribution plans

The contributions made in this connection in each year are recognized under Personnel expenses in the consolidated income statement. The amounts not yet contributed at each year-end are recognized, at their present value, under Provisions - Provision for pensions and similar obligations on the liability side of the consolidated balance sheet.

Defined benefit plans

The Group recognizes under Provisions - Provision for pensions and similar obligations on the liability side of the consolidated balance sheet (or under Other assets on the asset side, as appropriate) the present value of its defined benefit post-employment obligations, net of the fair value of the plan assets.

Plan assets are defined as those that will be directly used to settle obligations and that meet the following conditions:

-	They are not owned by the consolidated entities, but by a legally separate third party that is not a party related to the Group.
-

They are only available to pay or fund post-employment benefits and they cannot be returned to the consolidated entities unless the assets remaining in the plan are sufficient to meet all the benefit obligations of the plan and of the entity to current and former employees, or they are returned to reimburse employee benefits already paid by the Group.

If the Group can look to an insurer to pay part or all of the expenditure required to settle a defined benefit obligation, and it is practically certain that said insurer will reimburse some or all of the expenditure required to settle that obligation, but the insurance policy does not qualify as a plan asset, the Group recognizes its right to reimbursement -which, in all other respects, is treated as a plan asset- under Insurance contracts linked to pensions on the asset side of the consolidated balance sheet.

Post-employment benefits are recognized as follows:

-	Current service cost, i.e. the increase in the present value of the obligations resulting from employee service in the current period, is recognized under Personnel expenses.
-

The past service cost, which arises from changes to existing post-employment benefits or from the introduction of new benefits and includes the cost of reductions, is recognized under Provisions or reversal of provisions.

-	Any gain or loss arising from a liquidation of the plan is included in the Provisions or reversion of provisions.
-

Net interest on the net defined benefit liability (asset), i.e. the change during the period in the net defined benefit liability (asset) that arises from the passage of time, is recognized under Interest expense and similar charges (Interest and similar income if it constitutes income) in the consolidated income statement.

The remeasurement of the net defined benefit liability (asset) is recognized in Other comprehensive income under Items not reclassified to profit or loss and includes:

-

Actuarial gains and losses generated in the year, arising from the differences between the previous actuarial assumptions and what has actually occurred and from the effects of changes in actuarial assumptions.

-	The return on plan assets, excluding amounts included in net interest on the net defined benefit liability (asset).
-	Any change in the effect of the asset ceiling, excluding amounts included in net interest on the net defined benefit liability (asset).

x)Other long-term employee benefits

Other long-term employee benefits, defined as obligations to pre-retirees -taken to be those who have ceased to render services at the entity but who, without being legally retired, continue to have economic rights vis-à-vis the entity until they acquire the legal status of retiree-, long-service bonuses, obligations for death of spouse or disability before retirement that depend on the employee’s length of service at the entity and other similar items, are treated for accounting purposes, where applicable, as established above for defined benefit post-employment plans, except that actuarial gains and losses are recognized under Provisions or reversal of provisions in the consolidated income statement (see Note 25).

y)Termination benefits

Termination benefits are recognized when there is a detailed formal plan identifying the basic changes to be made, provided that implementation of the plan has begun, its main features have been publicly announced or objective facts concerning its implementation have been disclosed.

Income tax

z)Income tax

The expense for Spanish income tax and other similar taxes applicable to the foreign consolidated entities is recognized in the consolidated income statement, except when it results from a transaction recognized directly in equity, in which case the tax effect is also recognized in equity.

The current income tax expense is calculated as the sum of the current tax resulting from application of the appropriate tax rate to the taxable profit for the year (net of any deductions allowable for tax purposes), and of the changes in deferred tax assets and liabilities recognized in the consolidated income statement.

Deferred tax assets and liabilities include temporary differences, which are identified as the amounts expected to be payable or recoverable on differences between the carrying amounts of assets and liabilities and their related tax bases, and tax loss and tax credit carryforwards. These amounts are measured at the tax rates that are expected to apply in the period when the asset is realized or the liability is settled.

Tax assets includes the amount of all tax assets, which are broken down into current -amounts of tax to be recovered within the next twelve months- and deferred -amounts of tax to be recovered in future years, including those arising from tax loss or tax credit carryforwards.

Tax liabilities includes the amount of all tax liabilities (except provisions for taxes), which are broken down into current -the amount payable in respect of the income tax on the taxable profit for the year and other taxes in the next twelve months- and deferred -the amount of income tax payable in future years.

Deferred tax liabilities are recognized in respect of taxable temporary differences associated with investments in subsidiaries, associates or joint ventures, except when the Group is able to control the timing of the reversal of the temporary difference and, in addition, it is probable that the temporary difference will not reverse in the foreseeable future.

Deferred tax assets are only recognized for temporary differences to the extent that it is considered probable that the consolidated entities will have sufficient future taxable profits against which the deferred tax assets can be utilized, and the deferred tax assets do not arise from the initial recognition (except in a business combination) of other assets and liabilities in a transaction that affects neither taxable profit nor accounting profit. Other deferred tax assets (tax loss and tax credit carryforwards) are only recognized if it is considered probable that the consolidated entities will have sufficient future taxable profits against which they can be utilized.

Income and expenses recognized directly in equity are accounted for as temporary differences.

The deferred tax assets and liabilities are reassessed at the reporting date in order to ascertain whether any adjustments need to be made on the basis of the findings of the analyses performed.

Residual maturity periods and average interest rates

aa)Residual maturity periods and average interest rates

The analysis of the maturities of the balances of certain items in the consolidated balance sheet and the average interest rates at the end of the reporting periods is provided in Note 51.

Consolidated statements of recognized income and expense

ab)Consolidated statements of recognized income and expense

This statement presents the income and expenses generated by the Group as a result of its business activity in the year, and a distinction is made between the income and expenses recognized in the consolidated income statement for the year and the other income and expenses recognized directly in consolidated equity.

Accordingly, this statement presents:

a.	Consolidated profit for the year.
b.	The net amount of the income and expenses recognized in Other comprehensive income under items that will not be reclassified to profit or loss.
c.	The net amount of the income and expenses recognized in Other comprehensive income under items that may be reclassified subsequently to profit or loss.
d.

The income tax incurred in respect of the items indicated in b) and c) above, except for the valuation adjustments arising from investments in associates or joint ventures accounted for using the equity method, which are presented net.

e.

Total consolidated recognized income and expense, calculated as the sum of a) to d) above, presenting separately the amount attributable to the Parent and the amount relating to non-controlling interests.

The amount of the income and expenses relating to entities accounted for using the equity method recognized directly in equity is presented in this statement, irrespective of the nature of the related items, under Entities accounted for using the equity method.

The statement presents the items separately by nature, grouping together items that, in accordance with the applicable accounting standards, will not be reclassified subsequently to profit and loss since the requirements established by the corresponding accounting standards are met.

Statements of changes in total equity

ac)Statements of changes in total equity

This statement presents all the changes in equity, including those arising from changes in accounting policies and from the correction of errors. Accordingly, this statement presents a reconciliation of the carrying amount at the beginning and end of the year of all the consolidated equity items, and the changes are grouped together on the basis of their nature into the following items:

a.

Adjustments due to changes in accounting policies and to errors: include the changes in consolidated equity arising as a result of the retrospective restatement of the balances in the consolidated financial statements, distinguishing between those resulting from changes in accounting policies and those relating to the correction of errors.

b.	Income and expense recognized in the year: includes, in aggregate form, the total of the aforementioned items recognized in the consolidated statement of recognized income and expense.
c.

Other changes in equity: includes the remaining items recognized in equity, including, inter alia, increases and decreases in capital, distribution of profit, transactions involving own equity instruments, equity-instrument-based payments, transfers between equity items and any other increases or decreases in consolidated equity.

Consolidated statements of cash flows

ad)Consolidated statements of cash flows

The following terms are used in the consolidated statements of cash flows with the meanings specified:

-

Cash flows: inflows and outflows of cash and cash equivalents, which are short-term, highly liquid investments that are subject to an insignificant risk of changes in value, irrespective of the portfolio in which they are classified.

-	The Group classifies as cash and cash equivalents the balances recognized under Cash, cash balances at Central Banks and other deposits on demand in the consolidated balance sheet.
-	Operating activities: the principal revenue-producing activities of credit institutions and other activities that are not investing or financing activities.
-	Investing activities: the acquisition and disposal of long-term assets and other investments not included in cash and cash equivalents.
-	Financing activities: activities that result in changes in the size and composition of the equity and liabilities that are not operating activities.

In relation with the cash flows corresponding to the interest received and paid, no significant differences exist between those and the ones registered in the statement of profit or loss. For that reason they are not disaggregated separately in the consolidated cash flow statement: except from those corresponding to cash flow liabilities of the financing activities which, although they are not significant, have been disaggregated in Note 23.b.

Also, dividends received and delivered by the Group are detailed in Notes 4, 28 and 40, including dividends paid to minority interests (non-controlling interests).